JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 33.3%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.50%, 12/1/2024(a)	589	611
7.50%, 3/15/2025(a)	5,000	5,096
BWX Technologies, Inc.
4.13%, 6/30/2028(a)	3,904	3,904
4.13%, 4/15/2029(a)	3,625	3,624
Howmet Aerospace, Inc.
5.13%, 10/1/2024	4,373	4,677
6.88%, 5/1/2025	27	31
5.90%, 2/1/2027	3,179	3,573
6.75%, 1/15/2028	118	139
5.95%, 2/1/2037	110	129
Spirit AeroSystems, Inc. 5.50%, 1/15/2025(a)	325	335
TransDigm, Inc. 6.25%, 3/15/2026(a)	7,267	7,539
Triumph Group, Inc.
8.88%, 6/1/2024(a)	945	1,035
6.25%, 9/15/2024(a)	2,566	2,576
7.75%, 8/15/2025	3,055	3,036

		36,305

Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026(a)	6,371	6,506
5.75%, 4/20/2029(a)	5,806	6,055
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	1,852	1,941
4.75%, 10/20/2028(a)	2,717	2,978
United Airlines, Inc.
4.38%, 4/15/2026(a)	3,833	3,848
4.63%, 4/15/2029(a)	1,273	1,266

		22,594

Auto Components — 0.8%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	3,620	3,625
Adient US LLC 9.00%, 4/15/2025(a)	5,379	5,702
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	3,298	3,405
5.88%, 6/1/2029(a)	8,796	9,399
3.75%, 1/30/2031(a)	11,027	10,541
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	5,066	5,180
6.50%, 4/1/2027	5,070	5,257
6.88%, 7/1/2028	2,380	2,543
5.00%, 10/1/2029	5,030	4,772
Clarios Global LP
6.75%, 5/15/2025(a)	2,915	3,043
6.25%, 5/15/2026(a)	6,437	6,689
8.50%, 5/15/2027(a)	5,435	5,720
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	265	286
5.63%, 11/15/2026(a)	884	721
Dana, Inc.
5.38%, 11/15/2027	2,745	2,865
5.63%, 6/15/2028	2,747	2,892
4.25%, 9/1/2030	724	719
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029(a)	4,565	4,497
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,473	3,551
4.88%, 3/15/2027	255	266
5.00%, 7/15/2029(a)	5,248	5,478
5.25%, 4/30/2031	8,465	8,926
5.25%, 7/15/2031(a)	2,132	2,224
Icahn Enterprises LP
6.75%, 2/1/2024	370	371
4.75%, 9/15/2024	500	506
6.25%, 5/15/2026	2,691	2,766
IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026(a)(b)	4,960	5,059
Tenneco, Inc.
5.38%, 12/15/2024	665	657
5.00%, 7/15/2026	2,718	2,595
7.88%, 1/15/2029(a)	1,459	1,559
5.13%, 4/15/2029(a)	1,663	1,601

		113,415

Automobiles — 0.0%(c)
General Motors Co. 5.00%, 4/1/2035	240	285
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	1,000	956

		1,241

Banks — 2.4%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024(d)(e)(f)(g)	8,400	8,795
Banco Industrial SA (Guatemala) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.88%, 1/29/2031(e)(f)	1,600	1,576
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(d)(e)(f)(g)	10,900	11,624
Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024(d)(e)(f)(g)	5,000	5,363
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(d)(e)(g)	10,030	10,632
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(g)	716	771

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(g)	34	38
(SOFR + 1.32%), 2.69%, 4/22/2032(e)	34,390	34,825
Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025(f)	6,350	4,778
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)(g)	865	884
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(d)(e)(g)	9,905	10,103
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(g)	4,714	5,013
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(d)(e)(g)	21,230	21,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(d)(e)(g)	10,050	9,950
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(g)	83	93
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(d)(e)(g)	20,050	23,610
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024(a)	2,600	2,314
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(g)	2,400	2,580
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(d)(e)(g)	3,551	3,764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030(d)(e)(g)	8,336	8,232
ING Groep NV (Netherlands)
(USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024(d)(e)(f)(g)	12,000	12,870
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(d)(e)(g)	1,800	1,945
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032(a)(e)	1,190	1,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042(a)(e)	6,402	6,608
Lloyds Banking Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024(d)(e)(g)	4,669	5,066
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025(d)(e)(g)	3,769	4,282
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(e)	1,400	1,500
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(d)(e)(g)	22,706	24,653
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(a)(d)(e)(g)	8,800	9,955
Societe Generale SA (France)
(USD Swap Semi 5 Year + 4.30%), 7.37%, 10/4/2023(a)(d)(e)(g)	6,742	7,147
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(d)(e)(g)	14,270	16,441
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(a)(d)(e)(g)	6,480	6,537
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(d)(e)(g)	5,000	5,229
Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(a)(d)(e)(g)	500	508
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(d)(e)(g)	5,000	5,573
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(e)	9,140	8,921

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035(a)(e)	5,096	5,531
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(d)(e)(g)	27,821	27,988

		318,068

Beverages — 0.0%(c)
Triton Water Holdings, Inc. 6.25%, 4/1/2029(a)	5,690	5,526

Biotechnology — 0.0%(c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	4,033	3,830
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028(a)	2,527	2,502

		6,332

Building Products — 0.3%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(a)	125	129
Builders FirstSource, Inc.
6.75%, 6/1/2027(a)	1,336	1,406
4.25%, 2/1/2032(a)	3,388	3,403
James Hardie International Finance DAC 5.00%, 1/15/2028(a)	2,000	2,073
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	1,015	1,058
4.63%, 12/15/2025(a)	740	746
4.88%, 12/15/2027(a)	1,238	1,266
Masonite International Corp.
5.38%, 2/1/2028(a)	4,450	4,634
3.50%, 2/15/2030(a)	1,800	1,742
Standard Industries, Inc.
5.00%, 2/15/2027(a)	1,531	1,570
4.75%, 1/15/2028(a)	10,203	10,279
4.38%, 7/15/2030(a)	2,975	2,927
3.38%, 1/15/2031(a)	3,459	3,186
Summit Materials LLC
6.50%, 3/15/2027(a)	1,145	1,189
5.25%, 1/15/2029(a)	2,025	2,108

		37,716

Capital Markets — 0.8%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(d)(e)(g)	32,590	32,467
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(d)(e)(g)	13,530	13,395
Coinbase Global, Inc.
3.38%, 10/1/2028(a)	1,372	1,289
3.63%, 10/1/2031(a)	1,372	1,273
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(d)(e)(g)	19,000	20,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(d)(e)(g)	4,760	4,831
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030(a)(d)(e)(g)	1,447	1,388
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(g)	5,070	5,015
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(d)(e)(g)	1,340	1,387
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(d)(e)(g)	2,240	2,182
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026(d)(e)(g)	2,734	2,626
MSCI, Inc.
4.00%, 11/15/2029(a)	4,370	4,528
3.63%, 9/1/2030(a)	1,000	1,013
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(d)(e)(g)	2,870	3,082
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(d)(e)(f)(g)	250	277
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(d)(e)(f)(g)	13,061	14,459

		109,281

Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	11,542	11,927
3.38%, 2/15/2029(a)	7,473	7,101
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032(a)	5,527	5,403
Chemours Co. (The)
5.75%, 11/15/2028(a)	8,468	8,680
4.63%, 11/15/2029(a)	3,025	2,923
CVR Partners LP 9.25%, 6/15/2023(a)	290	291
Element Solutions, Inc. 3.88%, 9/1/2028(a)	9,841	9,743
Gates Global LLC 6.25%, 1/15/2026(a)	950	974
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	3,610	3,692

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hexion, Inc.
7.88%, 7/15/2027(a)	5,990	6,350
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)	6,783	6,749
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	4,470	4,632
5.00%, 5/1/2025(a)	2,802	2,935
5.25%, 6/1/2027(a)	15,590	16,369
4.25%, 5/15/2029(a)	2,690	2,636
Olin Corp. 5.63%, 8/1/2029	2,620	2,826
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	150	153
Sasol Financing USA LLC (South Africa) 5.50%, 3/18/2031	2,900	2,833
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,691
4.50%, 10/15/2029	7,347	7,586
4.00%, 4/1/2031(a)	6,675	6,489
4.38%, 2/1/2032(a)	175	173
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	5,396	5,456
5.13%, 4/1/2029(a)	11,110	11,124
Venator Finance SARL 9.50%, 7/1/2025(a)	2,955	3,228
WR Grace Holdings LLC
4.88%, 6/15/2027(a)	8,477	8,410
5.63%, 8/15/2029(a)	3,001	3,018

		144,392

Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029(a)	10,017	9,792
ADT Security Corp. (The)
4.13%, 6/15/2023	214	220
4.13%, 8/1/2029(a)	4,716	4,589
4.88%, 7/15/2032(a)	7,296	7,222
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	4,662	4,791
9.75%, 7/15/2027(a)	2,257	2,364
4.63%, 6/1/2028(a)	5,179	5,011
Aramark Services, Inc.
5.00%, 4/1/2025(a)	1,440	1,458
5.00%, 2/1/2028(a)	4,951	4,976
Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026(f)	3,200	3,318
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026(a)	2,000	1,980
Brink’s Co. (The) 4.63%, 10/15/2027(a)	3,320	3,386
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	4,965	5,102
Garda World Security Corp. (Canada)
4.63%, 2/15/2027(a)	795	777
9.50%, 11/1/2027(a)	4,065	4,237
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025(a)	8,694	8,802
5.13%, 12/15/2026(a)	2,085	2,160
4.00%, 8/1/2028(a)	4,588	4,451
3.50%, 9/1/2028(a)	1,400	1,356
4.75%, 6/15/2029(a)	305	305
Madison IAQ LLC
4.13%, 6/30/2028(a)	13,762	13,315
5.88%, 6/30/2029(a)	1,254	1,206
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	146	148
Nielsen Finance LLC
5.63%, 10/1/2028(a)	5,956	6,079
4.50%, 7/15/2029(a)	2,195	2,123
4.75%, 7/15/2031(a)	1,311	1,272
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	6,498	6,872
3.38%, 8/31/2027(a)	7,499	7,096
Stericycle, Inc. 5.38%, 7/15/2024(a)	630	644
3.88%, 1/15/2029(a)	7,010	6,835

		121,887

Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	4,288	4,138
CommScope, Inc.
6.00%, 3/1/2026(a)	13,901	14,219
8.25%, 3/1/2027(a)	7,725	7,571
4.75%, 9/1/2029(a)	4,980	4,818
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,782
Plantronics, Inc. 4.75%, 3/1/2029(a)	8,369	7,539

		41,067

Construction & Engineering — 0.3%
AECOM 5.13%, 3/15/2027	5,208	5,582
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061(a)	3,830	3,961
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034(f)	3,304	2,467
Dycom Industries, Inc. 4.50%, 4/15/2029(a)	2,585	2,603
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029(a)	1,150	1,162
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033(f)	8,500	9,137
MasTec, Inc. 4.50%, 8/15/2028(a)	8,104	8,347
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046(f)	7,300	7,028

		40,287

Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026(a)(d)(e)(g)	4,707	4,760
3.88%, 7/11/2031(a)	7,155	6,952

		11,712

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland) 4.50%, 9/15/2023	2,900	3,055
Ally Financial, Inc.
5.75%, 11/20/2025	6,835	7,741
8.00%, 11/1/2031	418	591
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022(a)	5,500	5,554
Ford Motor Credit Co. LLC
3.09%, 1/9/2023	5,350	5,418
4.14%, 2/15/2023	1,000	1,021
3.37%, 11/17/2023	4,669	4,776
5.58%, 3/18/2024	2,763	2,948
3.66%, 9/8/2024	9,159	9,434
4.06%, 11/1/2024	20,997	21,899
4.69%, 6/9/2025	11,548	12,244
5.13%, 6/16/2025	2,000	2,162
4.13%, 8/4/2025	3,708	3,875
3.38%, 11/13/2025	5,271	5,383
4.39%, 1/8/2026	1,500	1,584
4.54%, 8/1/2026	3,245	3,466
2.70%, 8/10/2026	2,633	2,614
4.27%, 1/9/2027	22,907	24,214
4.13%, 8/17/2027	13,041	13,757
3.82%, 11/2/2027	245	253
5.11%, 5/3/2029	1,000	1,107
4.00%, 11/13/2030	2,133	2,237
Navient Corp. 6.13%, 3/25/2024	2,180	2,285
OneMain Finance Corp.
6.13%, 5/15/2022	245	251
5.63%, 3/15/2023	272	282
6.88%, 3/15/2025	1,883	2,071
7.13%, 3/15/2026	3,322	3,734
3.50%, 1/15/2027	515	497
6.63%, 1/15/2028	5,250	5,815
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023(a)	2,146	2,226

		152,494

Containers & Packaging — 0.8%
Ardagh Packaging Finance plc
4.13%, 8/15/2026(a)	5,250	5,309
5.25%, 8/15/2027(a)	13,442	13,174
Ball Corp. 3.13%, 9/15/2031	2,375	2,285
Berry Global, Inc.
4.50%, 2/15/2026(a)	1,051	1,055
4.88%, 7/15/2026(a)	7,076	7,342
5.63%, 7/15/2027(a)	940	974
Crown Americas LLC 4.75%, 2/1/2026	860	883
Greif, Inc. 6.50%, 3/1/2027(a)	3,560	3,698
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049(f)	5,630	6,288
LABL, Inc.
6.75%, 7/15/2026(a)	12,057	12,359
10.50%, 7/15/2027(a)	935	977
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	12,782	12,793
7.25%, 4/15/2025(a)	6,329	6,206
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(a)	280	293
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027(a)	17,860	17,146
Sealed Air Corp.
5.13%, 12/1/2024(a)	1,995	2,124
5.50%, 9/15/2025(a)	250	273
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,166
TriMas Corp. 4.13%, 4/15/2029(a)	2,164	2,164
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(a)(h)	12,592	12,999
8.50%, 8/15/2027(a)(h)	1,965	2,053

		111,561

Distributors — 0.1%
Wolverine Escrow LLC
8.50%, 11/15/2024(a)	2,536	2,371
9.00%, 11/15/2026(a)	5,834	5,499

		7,870

Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	641
4.63%, 12/15/2027	2,815	2,931
5.13%, 6/1/2029	5,309	5,653
3.38%, 8/15/2030	1,971	1,882
4.00%, 5/15/2031	1,300	1,297

		12,404

Diversified Telecommunication Services — 2.5%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	13,543	14,577
6.00%, 2/15/2028(a)	995	929
Altice France SA (France)
8.13%, 2/1/2027(a)	11,162	11,906
5.50%, 1/15/2028(a)	3,500	3,465
5.13%, 1/15/2029(a)	416	394
5.13%, 7/15/2029(a)	5,313	5,049
5.50%, 10/15/2029(a)	4,193	4,046
CCO Holdings LLC
5.50%, 5/1/2026(a)	2,368	2,444
5.13%, 5/1/2027(a)	36,046	37,102
5.00%, 2/1/2028(a)	45,576	46,944
5.38%, 6/1/2029(a)	10,014	10,593
4.75%, 3/1/2030(a)	8,701	8,915
4.50%, 8/15/2030(a)	4,494	4,530
4.25%, 2/1/2031(a)	5,973	5,884
4.50%, 6/1/2033(a)	7,604	7,490
4.25%, 1/15/2034(a)	5,270	5,070

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	3,730	3,795
8.00%, 10/15/2025(a)	2,325	2,418
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	1,150	1,162
Embarq Corp. 8.00%, 6/1/2036	1,643	1,801
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	13,823	14,275
5.00%, 5/1/2028(a)	4,967	4,981
5.88%, 11/1/2029	60	59
6.00%, 1/15/2030(a)	1,580	1,554
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(i)	8,602	4,172
8.00%, 2/15/2024(a)(h)(i)	5,129	5,220
8.50%, 10/15/2024(a)(i)	5,163	2,594
9.75%, 7/15/2025(a)(i)	1,765	865
Level 3 Financing, Inc.
5.38%, 5/1/2025	4,436	4,529
5.25%, 3/15/2026	4,666	4,779
4.63%, 9/15/2027(a)	9,916	10,045
4.25%, 7/1/2028(a)	2,135	2,082
3.63%, 1/15/2029(a)	5,000	4,625
3.75%, 7/15/2029(a)	166	154
Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026(a)	2,500	2,578
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	2,388	2,572
Series Y, 7.50%, 4/1/2024	10,252	11,123
5.63%, 4/1/2025	3,371	3,512
5.13%, 12/15/2026(a)	6,703	6,715
4.00%, 2/15/2027(a)	5,905	5,884
Series G, 6.88%, 1/15/2028	17	19
4.50%, 1/15/2029(a)	2,575	2,421
5.38%, 6/15/2029(a)	3,968	3,864
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(a)	110	127
Sprint Capital Corp.
6.88%, 11/15/2028	148	183
8.75%, 3/15/2032	18,410	27,217
Switch Ltd.
3.75%, 9/15/2028(a)	1,547	1,532
4.13%, 6/15/2029(a)	5,773	5,799
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,890	7,165
6.00%, 9/30/2034	2,211	2,228
7.72%, 6/4/2038	3,920	4,450
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	500	519
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	6,015	6,237
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	8,099	7,714

		340,307

Electric Utilities — 0.7%
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(a)	500	577
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051(a)	2,366	2,182
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026(a)	1,400	1,364
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023(f)	1,300	1,328
7.13%, 2/11/2025(f)	6,800	6,968
8.45%, 8/10/2028(f)	4,400	4,668
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040(a)	9,677	9,193
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(f)	3,223	3,281
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031(a)	8,210	8,286
6.38%, 5/15/2043(f)	690	576
Jersey Central Power & Light Co. 4.70%, 4/1/2024(a)	6,850	7,292
NextEra Energy Operating Partners LP 4.25%, 9/15/2024(a)	4	4
NPC Ukrenergo (Ukraine) 6.88%, 11/9/2026(a)	6,504	6,093
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,298
5.75%, 1/15/2028	6,117	6,392
3.38%, 2/15/2029(a)	5,065	4,888
5.25%, 6/15/2029(a)	1,094	1,134
3.63%, 2/15/2031(a)	1,900	1,805
3.88%, 2/15/2032(a)	2,624	2,519
PG&E Corp. 5.00%, 7/1/2028	4,225	4,352
Trinidad Generation UnLtd (Trinidad and Tobago) 5.25%, 11/4/2027(f)	2,000	2,024
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	501	513
5.63%, 2/15/2027(a)	6,661	6,840
5.00%, 7/31/2027(a)	9,696	9,799
4.38%, 5/1/2029(a)	2,146	2,106

		95,482

Electrical Equipment — 0.1%
Sensata Technologies BV
4.88%, 10/15/2023(a)	255	269
5.63%, 11/1/2024(a)	200	218
5.00%, 10/1/2025(a)	1,007	1,090
4.00%, 4/15/2029(a)	11,422	11,581

		13,158

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
5.50%, 12/1/2024	1,190	1,296
4.13%, 5/1/2025	255	261
4.25%, 4/1/2028	10,708	11,001
3.25%, 2/15/2029	1,000	1,000

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sensata Technologies, Inc.
4.38%, 2/15/2030(a)	6,374	6,611
3.75%, 2/15/2031(a)	3,990	3,920

		24,089

Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,826	1,899
Guara Norte SARL (Brazil) 5.20%, 6/15/2034(a)	5,186	4,947
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	3,575	3,075
Nabors Industries, Inc. 5.75%, 2/1/2025	414	346
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026(a)	3,376	3,399
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	362	340
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	3,995	3,918
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	259	246
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	241	238
Transocean, Inc. 11.50%, 1/30/2027(a)	966	908

		19,316

Entertainment — 0.5%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(a)	915	958
12.00% (PIK), 6/15/2026(a)(b)	2,694	2,586
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	7,050	7,098
5.63%, 3/15/2026(a)	1,398	1,436
6.50%, 5/15/2027(a)	11,481	12,446
4.75%, 10/15/2027(a)	8,565	8,565
3.75%, 1/15/2028(a)	315	303
Netflix, Inc.
5.88%, 2/15/2025	50	56
4.88%, 4/15/2028	6,345	7,178
5.88%, 11/15/2028	9,585	11,472
5.38%, 11/15/2029(a)	952	1,126
4.88%, 6/15/2030(a)	2,855	3,306
WMG Acquisition Corp.
3.88%, 7/15/2030(a)	8,565	8,586
3.00%, 2/15/2031(a)	1,905	1,794

		66,910

Equity Real Estate Investment Trusts (REITs) — 0.6%
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	6,845	6,942
5.25%, 3/15/2028(a)	763	784
5.00%, 7/15/2028(a)	417	423
4.88%, 9/15/2029(a)	1,325	1,344
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	4,022	4,300
4.63%, 6/15/2025(a)	3,903	4,157
4.50%, 9/1/2026	1,000	1,073
5.75%, 2/1/2027	3,610	4,088
3.88%, 2/15/2029(a)	1,950	2,048
MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,536
RHP Hotel Properties LP
4.75%, 10/15/2027	14,516	14,552
4.50%, 2/15/2029(a)	600	584
SBA Communications Corp.
3.88%, 2/15/2027	4,386	4,489
3.13%, 2/1/2029(a)	5,557	5,280
Uniti Group LP 7.13%, 12/15/2024(a)	65	66
VICI Properties LP
3.50%, 2/15/2025(a)	1,480	1,496
4.25%, 12/1/2026(a)	5,978	6,173
3.75%, 2/15/2027(a)	11,696	11,989
4.63%, 12/1/2029(a)	1,532	1,627
4.13%, 8/15/2030(a)	2,240	2,341

		75,292

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
3.25%, 3/15/2026(a)	6,587	6,571
7.50%, 3/15/2026(a)	2,682	2,863
4.63%, 1/15/2027(a)	11,918	12,355
5.88%, 2/15/2028(a)	1,317	1,386
3.50%, 3/15/2029(a)	7,184	7,120
4.88%, 2/15/2030(a)	1,957	2,080
Cencosud SA (Chile) 6.63%, 2/12/2045(f)	2,600	3,326
New Albertsons LP
6.63%, 6/1/2028	8	9
7.45%, 8/1/2029	113	129
8.00%, 5/1/2031	870	1,035
Performance Food Group, Inc.
6.88%, 5/1/2025(a)	2,168	2,271
5.50%, 10/15/2027(a)	6,507	6,702
4.25%, 8/1/2029(a)	2,331	2,245
Rite Aid Corp.
7.50%, 7/1/2025(a)	8,573	8,552
8.00%, 11/15/2026(a)	8,757	8,705
Tesco plc (United Kingdom) 6.15%, 11/15/2037(a)	870	1,135
US Foods, Inc. 4.63%, 6/1/2030(a)	1,983	1,993

		68,477

Food Products — 0.4%
B&G Foods, Inc.
5.25%, 4/1/2025	2,741	2,782
5.25%, 9/15/2027	1,420	1,441
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	1,640	1,695
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,253	1,351
6.50%, 4/15/2029(a)	757	830
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)	585	621
4.13%, 1/31/2030(a)	5,325	5,309
4.38%, 1/31/2032(a)	1,779	1,769

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MARB BondCo plc (Brazil) 3.95%, 1/29/2031(a)	6,242	5,847
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)	397	417
Post Holdings, Inc.
5.75%, 3/1/2027(a)	6,877	7,084
5.63%, 1/15/2028(a)	8,103	8,340
5.50%, 12/15/2029(a)	8,020	8,296
4.63%, 4/15/2030(a)	3,130	3,091
4.50%, 9/15/2031(a)	2,000	1,930
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026(a)	3,000	2,905
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,975	1,873

		55,581

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	189	201
5.50%, 5/20/2025	3,952	4,229
5.88%, 8/20/2026	2,163	2,360
5.75%, 5/20/2027	1,637	1,768

		8,558

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	9,579	9,892
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	3,908	4,054
Hologic, Inc.
4.63%, 2/1/2028(a)	1,721	1,786
3.25%, 2/15/2029(a)	12,385	12,152
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(a)	10,738	10,604
5.25%, 10/1/2029(a)	8,737	8,726
Teleflex, Inc. 4.25%, 6/1/2028(a)	1,565	1,581

		48,795

Health Care Providers & Services — 1.9%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029(a)	451	443
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)	165	167
Centene Corp.
4.25%, 12/15/2027	9,786	10,153
4.63%, 12/15/2029	23,902	25,575
3.38%, 2/15/2030	1,140	1,148
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	7,215	7,539
5.63%, 3/15/2027(a)	4,991	5,116
8.00%, 12/15/2027(a)	1,405	1,503
6.00%, 1/15/2029(a)	1,194	1,242
6.13%, 4/1/2030(a)	1,450	1,388
4.75%, 2/15/2031(a)	2,165	2,133
DaVita, Inc.
4.63%, 6/1/2030(a)	9,163	9,048
3.75%, 2/15/2031(a)	8,287	7,684
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,992
4.50%, 2/1/2028	11,708	11,825
4.75%, 2/1/2030	1,912	1,924
4.63%, 4/1/2031	1,560	1,549
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	1,122	682
HCA, Inc.
5.38%, 2/1/2025	8,413	9,175
5.88%, 2/15/2026	23,266	26,072
5.25%, 6/15/2026	145	163
5.38%, 9/1/2026	10,441	11,652
5.63%, 9/1/2028	15,341	17,729
5.88%, 2/1/2029	19,680	23,099
3.50%, 9/1/2030	3,765	3,919
Owens & Minor, Inc. 4.50%, 3/31/2029(a)	6,770	6,862
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	1,018	891
Tenet Healthcare Corp.
4.63%, 7/15/2024	3,090	3,117
4.63%, 9/1/2024(a)	686	698
7.50%, 4/1/2025(a)	549	577
4.88%, 1/1/2026(a)	14,933	15,269
6.25%, 2/1/2027(a)	15,603	16,169
5.13%, 11/1/2027(a)	21,034	21,599
4.63%, 6/15/2028(a)	5,843	5,962
4.25%, 6/1/2029(a)	3,027	2,997

		257,061

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)	9,503	9,717
5.00%, 5/15/2027(a)	7,367	7,588

		17,305

Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC (Canada)
5.75%, 4/15/2025(a)	1,971	2,046
3.88%, 1/15/2028(a)	6,554	6,471
4.00%, 10/15/2030(a)	4,385	4,190
Boyne USA, Inc. 4.75%, 5/15/2029(a)	3,413	3,439
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	517	538
4.63%, 10/15/2029(a)	4,163	4,058
Caesars Resort Collection LLC 5.75%, 7/1/2025(a)	2,490	2,586
Carnival Corp.
9.88%, 8/1/2027(a)	4,440	4,998
4.00%, 8/1/2028(a)	3,391	3,298
6.00%, 5/1/2029(a)	6,464	6,282
Cedar Fair LP
5.50%, 5/1/2025(a)	6,235	6,439
5.38%, 4/15/2027	1,194	1,215
5.25%, 7/15/2029	3,600	3,696
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	726	690
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	851	891
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	3,907	4,041
5.75%, 5/1/2028(a)	3,500	3,702
3.75%, 5/1/2029(a)	4,090	4,052
4.88%, 1/15/2030	1,404	1,474
4.00%, 5/1/2031(a)	640	641

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029(a)	925	918
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	473
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	6,835	7,014
International Game Technology plc
6.50%, 2/15/2025(a)	1,825	1,980
4.13%, 4/15/2026(a)	200	204
6.25%, 1/15/2027(a)	3,445	3,789
KFC Holding Co. 4.75%, 6/1/2027(a)	1,440	1,480
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	18
4.50%, 6/15/2029(a)	3,456	3,393
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026(a)	3,050	3,149
MGM Resorts International
6.00%, 3/15/2023	745	776
5.75%, 6/15/2025	3,633	3,833
4.63%, 9/1/2026	1,954	1,974
5.50%, 4/15/2027	1,675	1,745
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027(a)	500	499
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,180	1,283
11.50%, 6/1/2025(a)	3,143	3,509
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	4,321	4,434
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	10,727	10,807
5.50%, 4/15/2027(a)	4,723	4,806
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	3,746	3,942
Station Casinos LLC 4.50%, 2/15/2028(a)	2,135	2,135
Travel + Leisure Co. 6.00%, 4/1/2027(h)	585	617
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	8,647	9,036
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	5,314	5,321
5.25%, 5/15/2027(a)	670	657
Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	1,220	1,271
5.13%, 10/1/2029(a)	16,405	16,037
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	560	590
4.75%, 1/15/2030(a)	4,363	4,600
3.63%, 3/15/2031	1,968	1,908
4.63%, 1/31/2032	2,654	2,713

		169,658

Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	5,274	5,505
Lennar Corp.
5.88%, 11/15/2024	117	130
4.75%, 5/30/2025	874	959
5.25%, 6/1/2026	4,166	4,726
5.00%, 6/15/2027	1,100	1,254
Newell Brands, Inc.
4.70%, 4/1/2026(h)	10,112	10,829
5.87%, 4/1/2036(h)	2,780	3,394
Tempur Sealy International, Inc. 4.00%, 4/15/2029(a)	9,455	9,386
Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	629

		36,812

Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	8,534
4.13%, 10/15/2030	5,745	5,741
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	8,858	8,735
4.38%, 3/31/2029(a)	11,389	10,806
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,474	1,500
5.00%, 10/1/2029(a)	7,976	8,395
5.50%, 7/15/2030(a)	3,764	4,010
3.88%, 3/15/2031(a)	3,105	2,981

		50,702

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026(a)	10,187	10,421
4.50%, 2/15/2028(a)	815	811
4.63%, 2/1/2029(a)	1,000	958
5.00%, 2/1/2031(a)	1,000	962
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029(f)	6,105	6,029

		19,181

Insurance — 0.0%(c)
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(e)	600	766

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	551	571
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	8,508	8,536

		9,107

IT Services — 0.2%
Exela Intermediate LLC 10.00%, 7/15/2023(a)	998	808
Gartner, Inc.
4.50%, 7/1/2028(a)	11,528	11,981
3.75%, 10/1/2030(a)	5,330	5,317
Presidio Holdings, Inc. 4.88%, 2/1/2027(a)	2,050	2,073
Square, Inc.
2.75%, 6/1/2026(a)	4,595	4,573
3.50%, 6/1/2031(a)	4,674	4,738

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
StoneCo Ltd. (Brazil) 3.95%, 6/16/2028(a)	530	442

		29,932

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	765	769
3.38%, 4/1/2026(a)	3,678	3,733
5.88%, 12/15/2027(a)	5,895	6,278
3.75%, 4/1/2029(a)	1,339	1,370
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)	6,091	6,076

		18,226

Machinery — 0.1%
Colfax Corp. 6.38%, 2/15/2026(a)	1,143	1,181
Mueller Water Products, Inc. 4.00%, 6/15/2029(a)	6,445	6,445
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029(a)	2,072	2,067
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	3,828	3,893
Welbilt, Inc. 9.50%, 2/15/2024	295	302

		13,888

Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034(a)	4,118	4,201
6.75%, 6/1/2034(f)	2,801	2,857

		7,058

Media — 2.9%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029(a)	4,775	4,548
AMC Networks, Inc.
5.00%, 4/1/2024	1,086	1,091
4.75%, 8/1/2025	1,785	1,817
Audacy Capital Corp. 6.50%, 5/1/2027(a)	2,358	2,304
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)	4,238	4,417
7.50%, 6/1/2029(a)	7,069	7,264
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)	20,820	21,028
CSC Holdings LLC
5.25%, 6/1/2024	1,168	1,214
5.50%, 4/15/2027(a)	2,075	2,130
5.38%, 2/1/2028(a)	5,167	5,277
6.50%, 2/1/2029(a)	22,020	23,281
4.13%, 12/1/2030(a)	715	684
4.50%, 11/15/2031(a)	5,619	5,436
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	4,545	2,011
DIRECTV Holdings LLC 5.88%, 8/15/2027(a)	5,896	5,999
DISH DBS Corp.
5.88%, 7/15/2022	1,830	1,853
5.00%, 3/15/2023	4,714	4,789
5.88%, 11/15/2024	52,650	53,253
7.75%, 7/1/2026	10,511	10,800
5.25%, 12/1/2026(a)	17,330	17,164
5.75%, 12/1/2028(a)	3,365	3,316
GCI LLC 4.75%, 10/15/2028(a)	4,586	4,694
Gray Escrow II, Inc. 5.38%, 11/15/2031(a)	4,001	4,010
Gray Television, Inc.
5.88%, 7/15/2026(a)	1,237	1,274
7.00%, 5/15/2027(a)	4,017	4,257
4.75%, 10/15/2030(a)	3,405	3,282
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,843	7,083
8.38%, 5/1/2027	4,059	4,271
5.25%, 8/15/2027(a)	12,576	12,762
4.75%, 1/15/2028(a)	597	593
Lamar Media Corp.
3.75%, 2/15/2028	710	710
4.88%, 1/15/2029	3,591	3,726
4.00%, 2/15/2030	2,500	2,500
3.63%, 1/15/2031	410	392
Liberty Interactive LLC 8.25%, 2/1/2030	275	294
Meredith Corp.
6.50%, 7/1/2025	1,000	1,064
6.88%, 2/1/2026	6,710	6,940
Midas OpCo Holdings LLC 5.63%, 8/15/2029(a)	5,680	5,723
Midcontinent Communications 5.38%, 8/15/2027(a)	1,031	1,062
News Corp. 3.88%, 5/15/2029(a)	6,237	6,129
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	13,248	13,745
4.75%, 11/1/2028(a)	14,046	14,026
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	4,353	4,388
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	229
Scripps Escrow II, Inc. 3.88%, 1/15/2029(a)	3,185	3,165
Sinclair Television Group, Inc.
5.88%, 3/15/2026(a)	184	185
5.13%, 2/15/2027(a)	3,985	3,690
4.13%, 12/1/2030(a)	4,925	4,469
Sirius XM Radio, Inc.
5.00%, 8/1/2027(a)	24,300	25,022
4.00%, 7/15/2028(a)	8,155	8,063
5.50%, 7/1/2029(a)	8,974	9,519
4.13%, 7/1/2030(a)	3,226	3,152
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	1,703	1,716
TEGNA, Inc.
4.63%, 3/15/2028	1,360	1,355
5.00%, 9/15/2029	2,757	2,764
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(a)	2,400	2,473

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Univision Communications, Inc.
5.13%, 2/15/2025(a)	280	284
6.63%, 6/1/2027(a)	1,580	1,690
4.50%, 5/1/2029(a)	4,889	4,886
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031(a)	3,685	3,722
UPC Holding BV (Netherlands)
5.50%, 1/15/2028(a)	2,900	2,969
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(e)	530	527
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(e)	1,712	1,937
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	190	203
5.13%, 4/15/2027(a)	9,212	9,453
3.63%, 6/15/2029(a)	3,146	3,150
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(a)	1,050	1,085
Ziggo BV (Netherlands)
5.50%, 1/15/2027(a)	2,063	2,123
4.88%, 1/15/2030(a)	2,750	2,783

		383,215

Metals & Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(a)	2,790	2,960
6.13%, 5/15/2028(a)	3,490	3,717
Allegheny Technologies, Inc. 5.88%, 12/1/2027	3,085	3,212
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039(h)	200	273
Arconic Corp.
6.00%, 5/15/2025(a)	4,435	4,623
6.13%, 2/15/2028(a)	7,004	7,283
Big River Steel LLC 6.63%, 1/31/2029(a)	2,951	3,165
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026(a)	3,498	3,695
4.63%, 3/1/2029(a)	3,797	3,822
4.88%, 3/1/2031(a)	3,725	3,753
Commercial Metals Co.
4.88%, 5/15/2023	40	41
5.38%, 7/15/2027	359	371
Constellium SE
5.88%, 2/15/2026(f)	2,150	2,174
5.88%, 2/15/2026(a)	588	595
5.63%, 6/15/2028(a)	700	730
3.75%, 4/15/2029(a)	1,000	950
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028(f)	4,300	4,312
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027(a)	2,004	2,077
4.38%, 4/1/2031(a)	4,295	4,351
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000	1,070
5.00%, 9/1/2027	2,612	2,716
4.13%, 3/1/2028	2,688	2,762
4.38%, 8/1/2028	2,840	2,961
4.25%, 3/1/2030	1,930	2,001
5.40%, 11/14/2034	98	117
5.45%, 3/15/2043	2,072	2,554
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(a)	685	913
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.76%, 11/15/2048(f)	7,500	9,562
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	4,015	3,932
4.50%, 6/1/2031(a)	1,220	1,185
Nexa Resources SA (Brazil) 5.38%, 5/4/2027(f)	2,900	3,011
Novelis Corp.
3.25%, 11/15/2026(a)	2,786	2,784
4.75%, 1/30/2030(a)	3,245	3,276
3.88%, 8/15/2031(a)	2,935	2,832

		93,780

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
REIT, 5.00%, 4/30/2026	15,000	15,052
Series QIB, REIT, 4.50%, 9/1/2026(a)	14,500	14,532
Series QIB, REIT, 4.50%, 3/15/2027(a)	20,000	19,626
ReadyCap Holdings LLC Series QIB, REIT, 4.50%, 10/20/2026(a)	20,000	19,898

		69,108

Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	12,755	13,340

Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029(f)	1,000	946
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(d)(e)(g)	9,803	10,367

		11,313

Oil, Gas & Consumable Fuels — 3.6%
AI Candelaria Spain SLU (Colombia)
7.50%, 12/15/2028(f)	2,304	2,428
5.75%, 6/15/2033(a)	5,974	5,705
Antero Midstream Partners LP
7.88%, 5/15/2026(a)	775	830
5.75%, 3/1/2027(a)	4,374	4,398
5.75%, 1/15/2028(a)	1,369	1,407
5.38%, 6/15/2029(a)	7,310	7,390
Antero Resources Corp.
5.00%, 3/1/2025	1,000	1,005
8.38%, 7/15/2026(a)	1,801	1,997
7.63%, 2/1/2029(a)	2,145	2,352
Apache Corp.
4.63%, 11/15/2025	2,304	2,436
4.88%, 11/15/2027	1,340	1,427

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.38%, 10/15/2028	900	949
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	3,495	3,547
Blue Racer Midstream LLC 7.63%, 12/15/2025(a)	3,390	3,568
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(d)(e)(g)	17,690	18,486
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(d)(e)(g)	7,880	8,481
Buckeye Partners LP
4.15%, 7/1/2023	2,211	2,261
4.13%, 3/1/2025(a)	1,931	1,943
3.95%, 12/1/2026	5,740	5,630
4.13%, 12/1/2027	4,490	4,433
4.50%, 3/1/2028(a)	1,972	1,913
5.60%, 10/15/2044	900	862
California Resources Corp. 7.13%, 2/1/2026(a)	5,534	5,703
Callon Petroleum Co.
6.13%, 10/1/2024	294	283
6.38%, 7/1/2026	159	148
Cheniere Energy Partners LP
4.50%, 10/1/2029	5,105	5,367
4.00%, 3/1/2031(a)	1,871	1,908
3.25%, 1/31/2032(a)	2,249	2,184
Cheniere Energy, Inc. 4.63%, 10/15/2028	9,310	9,589
Comstock Resources, Inc.
7.50%, 5/15/2025(a)	3,967	4,066
6.75%, 3/1/2029(a)	4,676	4,863
5.88%, 1/15/2030(a)	2,345	2,349
Continental Resources, Inc.
4.50%, 4/15/2023	1,000	1,033
5.75%, 1/15/2031(a)	1,513	1,762
Crestwood Midstream Partners LP
5.75%, 4/1/2025	1,329	1,333
5.63%, 5/1/2027(a)	4,235	4,235
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(d)(e)(g)	235	233
DCP Midstream Operating LP
3.88%, 3/15/2023	350	356
5.38%, 7/15/2025	4,290	4,577
5.63%, 7/15/2027	2,125	2,373
6.75%, 9/15/2037(a)	124	164
5.60%, 4/1/2044	25	30
Devon Energy Corp.
5.88%, 6/15/2028(a)	648	707
4.50%, 1/15/2030(a)	618	664
DT Midstream, Inc.
4.13%, 6/15/2029(a)	5,899	5,862
4.38%, 6/15/2031(a)	4,805	4,775
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	5,145	4,753
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	7,556	7,613
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024(f)	3,732	3,727
4.88%, 3/30/2026(f)	2,711	2,667
Energy Transfer LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(g)	223	208
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(d)(e)(g)	4,442	4,540
5.35%, 5/15/2045	740	859
5.30%, 4/15/2047	430	497
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(g)	460	363
4.40%, 4/1/2024	374	385
4.15%, 6/1/2025	4,417	4,521
4.85%, 7/15/2026	1,340	1,374
EQM Midstream Partners LP
4.75%, 7/15/2023	689	711
6.00%, 7/1/2025(a)	6,329	6,727
6.50%, 7/1/2027(a)	1,665	1,798
5.50%, 7/15/2028	2,115	2,242
4.50%, 1/15/2029(a)	2,094	2,078
4.75%, 1/15/2031(a)	6,133	6,194
EQT Corp.
3.13%, 5/15/2026(a)	1,594	1,593
3.90%, 10/1/2027	3,500	3,649
5.00%, 1/15/2029	1,000	1,095
3.63%, 5/15/2031(a)	1,305	1,330
Genesis Energy LP
6.50%, 10/1/2025	515	503
6.25%, 5/15/2026	1,675	1,613
8.00%, 1/15/2027	2,853	2,829
7.75%, 2/1/2028	2,665	2,605
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025(f)	1,013	1,029
Gulfport Energy Operating Corp.
6.63%, 5/1/2023‡(i)	3,075	146
6.00%, 10/15/2024‡(i)	6,189	294
6.38%, 1/15/2026‡(i)	27	1
8.00%, 5/17/2026(a)	2,745	2,951
Hess Midstream Operations LP
5.63%, 2/15/2026(a)	7,710	7,884
5.13%, 6/15/2028(a)	3,610	3,691
Holly Energy Partners LP 5.00%, 2/1/2028(a)	75	75
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(f)	2,490	2,614
6.50%, 6/30/2027(f)	5,000	5,248
6.75%, 6/30/2030(f)	1,553	1,617
Medco Bell Pte. Ltd. (Indonesia)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.38%, 1/30/2027(f)	3,800	3,639
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025(f)	2,900	2,930
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	4,751	4,805
7.13%, 2/1/2027(a)	2,460	2,515
MPLX LP 4.50%, 4/15/2038	750	832
Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,724
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine) 7.63%, 11/8/2026(f)	4,700	4,171
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	3,882	3,854
NuStar Logistics LP
5.75%, 10/1/2025	1,832	1,935
6.00%, 6/1/2026	2,278	2,412
5.63%, 4/28/2027	3,692	3,770
6.38%, 10/1/2030	1,799	1,916
Oasis Midstream Partners LP 8.00%, 4/1/2029(a)	3,340	3,557
Occidental Petroleum Corp.
3.50%, 6/15/2025	2,915	2,924
8.00%, 7/15/2025	2,719	3,095
5.88%, 9/1/2025	3,825	4,111
5.50%, 12/1/2025	1,000	1,069
5.55%, 3/15/2026	2,919	3,121
3.40%, 4/15/2026	12,400	12,282
3.20%, 8/15/2026	960	943
3.00%, 2/15/2027	1,348	1,303
8.50%, 7/15/2027	2,762	3,352
6.38%, 9/1/2028	2,225	2,537
8.88%, 7/15/2030	3,112	4,086
6.63%, 9/1/2030	1,225	1,470
6.13%, 1/1/2031	2,412	2,811
4.50%, 7/15/2044	900	900
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024(f)	1,400	1,505
8.38%, 11/7/2028(f)	3,200	3,624
PBF Holding Co. LLC 6.00%, 2/15/2028	3,001	1,790
Peru LNG Srl (Peru) 5.38%, 3/22/2030(f)	14,000	11,925
Petrobras Global Finance BV (Brazil)
5.50%, 6/10/2051	4,351	3,838
6.85%, 6/5/2115	1,000	965
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047(a)	5,460	5,306
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	7,100	7,495
5.35%, 2/12/2028	7,800	7,462
6.38%, 1/23/2045	5,548	4,417
7.69%, 1/23/2050	5,300	4,756
6.95%, 1/28/2060	22,590	18,467
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(g)	475	401
Range Resources Corp.
5.00%, 3/15/2023	5,295	5,368
9.25%, 2/1/2026	50	54
8.25%, 1/15/2029(a)	3,158	3,481
SM Energy Co.
6.75%, 9/15/2026	179	179
6.63%, 1/15/2027	2,903	2,918
Southwestern Energy Co.
6.45%, 1/23/2025(h)	2,265	2,458
7.75%, 10/1/2027	160	171
8.38%, 9/15/2028	285	314
5.38%, 3/15/2030	5,936	6,181
Sunoco LP
6.00%, 4/15/2027	1,250	1,295
4.50%, 5/15/2029	2,169	2,140
Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)	4,955	5,251
6.00%, 3/1/2027(a)	2,600	2,665
5.50%, 1/15/2028(a)	1,699	1,659
6.00%, 12/31/2030(a)	700	692
6.00%, 9/1/2031(a)	2,255	2,182
Targa Resources Partners LP
5.88%, 4/15/2026	11,960	12,393
5.38%, 2/1/2027	3,765	3,850
6.50%, 7/15/2027	4,596	4,889
5.00%, 1/15/2028	4,425	4,575
6.88%, 1/15/2029	2,240	2,481
5.50%, 3/1/2030	4,190	4,557
4.88%, 2/1/2031	2,025	2,172
4.00%, 1/15/2032(a)	1,634	1,688
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	255	257
5.00%, 1/31/2028(a)	172	179
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079(e)	6,000	6,360
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	4,100	4,470
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028(a)	2,500	2,397
Vine Energy Holdings LLC 6.75%, 4/15/2029(a)	4,787	5,098
Western Midstream Operating LP 4.65%, 7/1/2026	572	611

		488,036

Paper & Forest Products — 0.0%(c)
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047(f)	3,000	3,663

Personal Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)	12,635	13,172
4.13%, 4/1/2029(a)	2,698	2,662
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028(a)	5,084	4,823
Prestige Brands, Inc.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.13%, 1/15/2028(a)	4,088	4,242
3.75%, 4/1/2031(a)	900	862

		25,761

Pharmaceuticals — 1.2%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	23,091	24,188
8.50%, 1/31/2027(a)	18,391	18,913
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	6,507	6,572
5.50%, 11/1/2025(a)	15,180	15,343
9.00%, 12/15/2025(a)	13,624	14,219
5.75%, 8/15/2027(a)	6,600	6,723
7.00%, 1/15/2028(a)	3,590	3,464
5.00%, 1/30/2028(a)	9,184	8,167
4.88%, 6/1/2028(a)	4,978	4,903
5.00%, 2/15/2029(a)	2,216	1,900
7.25%, 5/30/2029(a)	256	243
5.25%, 1/30/2030(a)	2,673	2,292
5.25%, 2/15/2031(a)	1,777	1,525
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027(a)	980	1,013
3.13%, 2/15/2029(a)	1,440	1,373
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	8,125	9,294
Endo Dac
5.88%, 10/15/2024(a)	700	684
9.50%, 7/31/2027(a)	135	136
6.00%, 6/30/2028(a)	171	131
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(a)	1,520	1,489
Jazz Securities DAC 4.38%, 1/15/2029(a)	11,116	11,325
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)(i)	445	253
5.50%, 4/15/2025(a)(i)	225	133
Organon & Co.
4.13%, 4/30/2028(a)	16,786	16,747
5.13%, 4/30/2031(a)	3,905	3,988
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	7,330	7,390
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,431

		164,839

Professional Services — 0.0%(c)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	169	175

Real Estate Management & Development — 0.0%(c)
RKPF Overseas Ltd. (China)
6.00%, 9/4/2025(f)	3,600	3,258
5.20%, 1/12/2026(f)	1,900	1,663

		4,921

Road & Rail — 0.4%
Ashtead Capital, Inc. (United Kingdom)
4.38%, 8/15/2027(a)	500	520
4.00%, 5/1/2028(a)	2,630	2,747
Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)	5,636	5,831
4.75%, 4/1/2028(a)	5,410	5,498
5.38%, 3/1/2029(a)	7,175	7,342
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026(i)	2,755	179
6.00%, 1/15/2028(i)	1,450	94
First Student Bidco, Inc. 4.00%, 7/31/2029(a)	1,655	1,573
Hertz Corp. (The)
6.25%, 10/15/2022(i)	185	4
5.50%, 10/15/2024(i)	5,875	132
4.63%, 12/1/2026(a)	1,403	1,383
5.00%, 12/1/2029(a)	2,203	2,159
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	2,650	2,689
Prumo Participacoes e Investimentos S/A (Brazil)
7.50%, 12/31/2031(f)	5,661	6,130
7.50%, 12/31/2031(a)	1,219	1,320
Uber Technologies, Inc.
7.50%, 5/15/2025(a)	1,900	2,002
7.50%, 9/15/2027(a)	4,055	4,400
4.50%, 8/15/2029(a)	5,404	5,350

		49,353

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)	788	834
Broadcom Corp. 3.50%, 1/15/2028	870	930
Entegris, Inc.
4.38%, 4/15/2028(a)	6,018	6,130
3.63%, 5/1/2029(a)	2,046	2,031
Microchip Technology, Inc. 4.25%, 9/1/2025	6,475	6,726
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	12,231	12,445

		29,096

Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	605	631
Ascend Learning LLC 6.88%, 8/1/2025(a)	1,850	1,883
CDK Global, Inc.
4.88%, 6/1/2027	2,890	2,977
5.25%, 5/15/2029(a)	2,234	2,362
Clarivate Science Holdings Corp.
3.88%, 7/1/2028(a)	5,684	5,588
4.88%, 7/1/2029(a)	5,808	5,687
NCR Corp.
5.75%, 9/1/2027(a)	5,255	5,446
5.00%, 10/1/2028(a)	4,909	4,958
5.13%, 4/15/2029(a)	7,797	7,880
6.13%, 9/1/2029(a)	4,566	4,840
5.25%, 10/1/2030(a)	951	964
Nuance Communications, Inc. 5.63%, 12/15/2026	8,974	9,245
Open Text Corp. (Canada)
5.88%, 6/1/2026(a)	508	523
3.88%, 2/15/2028(a)	1,235	1,223

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	11,485	11,937

		66,144

Specialty Retail — 0.7%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	1,665	1,669
4.63%, 11/15/2029(a)	2,221	2,235
4.75%, 3/1/2030	2,672	2,678
Bath & Body Works, Inc.
9.38%, 7/1/2025(a)	843	1,024
5.25%, 2/1/2028	57	61
7.50%, 6/15/2029	3,254	3,626
6.75%, 7/1/2036	4,560	5,449
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)	2,500	2,519
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	4,120	4,076
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	2,840	2,961
3.88%, 6/1/2029(a)	5,462	5,526
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,180	5,051
PetSmart, Inc.
4.75%, 2/15/2028(a)	16,478	16,678
7.75%, 2/15/2029(a)	8,482	9,066
SRS Distribution, Inc.
4.63%, 7/1/2028(a)	7,161	7,177
6.13%, 7/1/2029(a)	3,420	3,429
Staples, Inc.
7.50%, 4/15/2026(a)	10,613	10,537
10.75%, 4/15/2027(a)	4,249	3,867

		87,629

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.02%, 6/15/2026	4,170	4,854
Seagate HDD Cayman
3.13%, 7/15/2029(a)	2,560	2,437
4.13%, 1/15/2031	2,515	2,534
Western Digital Corp. 4.75%, 2/15/2026	3,068	3,313

		13,138

Textiles, Apparel & Luxury Goods — 0.0%(c)
Hanesbrands, Inc.
4.63%, 5/15/2024(a)	35	36
4.88%, 5/15/2026(a)	125	134
William Carter Co. (The) 5.63%, 3/15/2027(a)	3,640	3,747

		3,917

Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	2,050	2,042
Rocket Mortgage LLC
2.88%, 10/15/2026(a)	3,029	2,951
3.63%, 3/1/2029(a)	4,063	3,973
3.88%, 3/1/2031(a)	2,794	2,758
4.00%, 10/15/2033(a)	1,032	1,011

		12,735

Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	11,930	12,376
4.39%, 8/15/2037	1,230	1,306
4.54%, 8/15/2047	910	954
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,652

		16,288

Trading Companies & Distributors — 0.5%
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	2,710	2,984
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	8,713	9,015
Imola Merger Corp. 4.75%, 5/15/2029(a)	18,593	18,701
United Rentals North America, Inc.
5.50%, 5/15/2027	9,442	9,808
3.88%, 11/15/2027	885	918
4.88%, 1/15/2028	9,725	10,187
3.88%, 2/15/2031	2,067	2,074
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	8,854	9,352
7.25%, 6/15/2028(a)	5,826	6,336

		69,375

Wireless Telecommunication Services — 1.0%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,042	6,707
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028(f)	5,500	5,369
Millicom International Cellular SA (Colombia)
5.13%, 1/15/2028(f)	3,240	3,339
6.25%, 3/25/2029(a)	900	954
Oztel Holdings SPC Ltd. (Oman) 6.63%, 4/24/2028(f)	1,700	1,832
Sprint Corp.
7.88%, 9/15/2023	8,107	8,908
7.13%, 6/15/2024	7,672	8,597
7.63%, 2/15/2025	10,459	11,976
7.63%, 3/1/2026	28,740	33,948
T-Mobile USA, Inc.
3.50%, 4/15/2025	1,216	1,286
2.25%, 2/15/2026	1,640	1,620
3.75%, 4/15/2027	1,995	2,145
4.75%, 2/1/2028	12,176	12,721
3.88%, 4/15/2030	1,995	2,168
United States Cellular Corp. 6.70%, 12/15/2033	1,708	2,077
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(e)	3,300	3,972
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081(e)	5,135	5,029

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081(e)	16,225	16,007

		128,655

TOTAL CORPORATE BONDS (Cost $4,500,862)		4,474,294

COMMERCIAL MORTGAGE-BACKED SECURITIES -30.0%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035‡(a)(j)	600	567
AREIT Trust Series 2021-CRE5, Class D, 2.74%, 8/17/2026(a)(j)	12,500	12,515
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(a)	7,500	6,981
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051(j)	188	192
Series 2007-4, Class H, 6.07%, 2/10/2051‡(a)(j)	2,723	2,738
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.44%, 3/15/2036‡(a)(j)	1,000	993
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052‡(a)	8,795	8,114
Series 2019-BN16, Class F, 3.85%, 2/15/2052‡(a)(j)	3,000	2,314
Series 2019-BN17, Class D, 3.00%, 4/15/2052‡(a)	2,800	2,616
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(a)	2,500	2,186
Series 2019-BN21, Class XA, IO, 0.99%, 10/17/2052(j)	125,202	7,179
Series 2019-BN21, Class E, 2.50%, 10/17/2052‡(a)	8,600	7,204
Series 2019-BN21, Class F, 2.68%, 10/17/2052‡(a)	4,841	3,561
Series 2019-BN23, Class XA, IO, 0.81%, 12/15/2052(j)	38,862	1,924
Series 2019-BN23, Class E, 2.50%, 12/15/2052‡(a)	7,560	6,323
Series 2019-BN23, Class F, 2.75%, 12/15/2052‡(a)	3,000	2,200
Series 2020-BN29, Class D, 2.50%, 11/15/2053‡(a)	5,000	4,376
Series 2020-BN29, Class E, 2.50%, 11/15/2053‡(a)	3,500	2,941
Series 2020-BN30, Class F, 2.00%, 12/15/2053‡(a)(j)	5,000	3,438
Series 2020-BN30, Class D, 2.50%, 12/15/2053‡(a)(j)	5,231	4,751
Series 2020-BN30, Class E, 2.50%, 12/15/2053‡(a)(j)	4,145	3,565
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(a)	2,149	1,884
Series 2017-BNK5, Class D, 3.08%, 6/15/2060‡(a)(j)	1,000	909
Series 2017-BNK5, Class C, 4.40%, 6/15/2060‡(j)	2,050	2,168
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060(j)	132,263	854
Series 2017-BNK7, Class D, 2.71%, 9/15/2060‡(a)	3,000	2,637
Series 2018-BN14, Class F, 3.94%, 9/15/2060‡(a)	1,000	687
Series 2018-BN10, Class D, 2.60%, 2/15/2061‡(a)	1,500	1,301
Series 2018-BN12, Class D, 3.00%, 5/15/2061‡(a)	1,250	1,074
Series 2019-BN19, Class XA, IO, 1.09%, 8/15/2061(j)	22,134	1,382
Series 2018-BN13, Class D, 3.00%, 8/15/2061‡(a)	2,000	1,786
Series 2018-BN15, Class E, 3.00%, 11/15/2061‡(a)	2,000	1,637
Series 2019-BN18, Class E, 3.00%, 5/15/2062‡(a)	2,150	1,841
Series 2019-BN18, Class F, 3.33%, 5/15/2062‡(a)	3,000	2,292
Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062(j)	54,911	3,063
Series 2019-BN20, Class D, 2.50%, 9/15/2062‡(a)	6,721	5,886
Series 2019-BN20, Class E, 2.50%, 9/15/2062‡(a)	8,600	7,105
Series 2019-BN24, Class XA, IO, 0.76%, 11/15/2062(j)	100,114	4,663
Series 2019-BN22, Class D, 2.50%, 11/15/2062‡(a)	4,250	3,885
Series 2019-BN24, Class D, 2.50%, 11/15/2062‡(a)	7,380	6,269
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063(j)	81,265	5,002
Series 2020-BN25, Class D, 2.50%, 1/15/2063‡(a)	14,250	12,721
Series 2020-BN25, Class E, 2.50%, 1/15/2063‡(a)	4,250	3,583
Series 2020-BN26, Class D, 2.50%, 3/15/2063‡(a)	3,250	2,905
Series 2020-BN26, Class E, 2.50%, 3/15/2063‡(a)	5,520	4,448
Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063(j)	173,849	12,982
Series 2021-BN33, Class XA, IO, 1.18%, 5/15/2064(j)	134,994	10,484
Series 2021-BN33, Class D, 2.50%, 5/15/2064‡(a)	3,700	3,284
Series 2021-BN33, Class E, 2.50%, 5/15/2064‡(a)	3,850	3,248

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-BN33, Class C, 3.30%, 5/15/2064‡	7,609	7,788
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064(j)	40,000	2,156
Series 2021-BN35, Class XA, IO, 1.16%, 6/15/2064(j)	27,969	2,225
Series 2021-BN35, Class E, 2.50%, 6/15/2064‡(a)(j)	5,300	4,451
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052‡(a)	8,451	7,850
Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052(j)	95,818	5,069
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 2.53%, 3/15/2037‡(a)(j)	6,000	5,736
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054(j)	30,040	2,612
Series 2021-C11, Class XA, IO, 1.51%, 9/15/2054(j)	162,181	16,676
BBCMS MORTGAGE TRUST Series 2017-C1, Class D, 3.66%, 2/15/2050‡(a)(j)	1,000	921
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(a)	2,000	1,744
Series 2018-B1, Class C, 4.25%, 1/15/2051‡(j)	1,000	1,070
Series 2018-B2, Class XA, IO, 0.55%, 2/15/2051(j)	48,359	895
Series 2018-B3, Class A4, 3.76%, 4/10/2051	16,500	17,972
Series 2018-B5, Class C, 4.76%, 7/15/2051‡(j)	3,500	3,871
Series 2018-B8, Class D, 3.00%, 1/15/2052‡(a)	3,050	2,783
Series 2019-B9, Class F, 3.92%, 3/15/2052‡(a)(j)	6,000	4,648
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(a)	1,900	1,791
Series 2020-B16, Class E, 2.50%, 2/15/2053‡(a)	7,250	5,977
Series 2020-B21, Class E, 2.00%, 12/17/2053‡(a)	2,500	1,908
Series 2020-B21, Class F, 2.00%, 12/17/2053‡(a)	15,017	10,143
Series 2021-B26, Class F, 1.98%, 6/15/2054‡(a)(j)	9,851	6,507
Series 2019-B14, Class E, 2.50%, 12/15/2062‡(a)	3,000	2,503
Series 2019-B15, Class E, 2.75%, 12/15/2072‡(a)	9,150	8,036
Series 2019-B15, Class F, 2.75%, 12/15/2072‡(a)(j)	5,000	3,635
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052(a)	22,815	20,337
Series 2019-FRR1, Class 3AB, PO, 5/25/2052(a)	10,000	7,704
Series 2019-FRR1, Class 4A, PO, 5/25/2052(a)	5,000	3,856
Series 2019-FRR1, Class 1A1, 2.59%, 5/25/2052(a)(j)	5,290	5,256
Series 2019-FRR1, Class 1A5, 4.29%, 5/25/2052(a)(j)	2,924	2,914
BX
Series 2021-MFM1, Class E, 2.34%, 1/15/2034‡(a)(j)	3,250	3,231
Series 2021-MFM1, Class F, 3.09%, 1/15/2034‡(a)(j)	2,000	1,996
BX Commercial Mortgage Trust
Series 2020-VIV4, Class X, IO, 0.70%, 11/10/2042(a)(j)	211,200	10,878
Series 2020-VIV4, Class A, 2.84%, 3/9/2044(a)	15,000	15,383
Series 2020-VIV2, Class C, 3.66%, 3/9/2044‡(a)(j)	20,175	20,949
Series 2020-VIV3, Class B, 3.66%, 3/9/2044‡(a)(j)	19,350	20,396
Series 2020-VIVA, Class D, 3.67%, 3/11/2044‡(a)(j)	36,000	36,559
BX Trust Series 2021-RISE, Class D, 11/15/2036‡(a)(j)(k)	4,320	4,320
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035(j)	64,872	4,346
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052‡(a)	2,300	1,936
Series 2019-CF2, Class F, 3.00%, 11/15/2052‡(a)(j)	10,000	7,618
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 2/28/2025‡(a)	10,400	8,905
Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025(a)	12,500	11,626
Series 2021-FRR1, Class CKW1, 1/29/2026(a)	8,200	6,712
Series 2021-FRR1, Class BK54, 2/28/2026(a)	20,000	16,132
Series 2021-FRR1, Class CK54, 2/28/2026‡(a)	6,700	5,461
Series 2021-FRR1, Class DKW1, 2/28/2026‡(a)	2,500	2,054
Series 2021-FRR1, Class BK98, 8/29/2029(a)	6,970	4,976
Series 2021-FRR1, Class AK99, 9/29/2029(a)	8,000	6,629
Series 2021-FRR1, Class BK99, 9/29/2029‡(a)	14,000	9,204
Series 2021-FRR1, Class BK58, 2.51%, 9/29/2029(a)	11,000	10,143
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049‡(j)	3,000	3,028
Series 2017-CD3, Class D, 3.25%, 2/10/2050‡(a)	700	565

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-CD4, Class D, 3.30%, 5/10/2050‡(a)	1,550	1,434
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(a)	266	246
Series 2017-CD6, Class C, 4.41%, 11/13/2050‡(j)	914	969
Series 2018-CD7, Class D, 3.26%, 8/15/2051‡(a)(j)	1,629	1,521
Series 2019-CD8, Class XB, IO, 0.85%, 8/15/2057(a)(j)	78,512	4,071
Series 2019-CD8, Class E, 3.00%, 8/15/2057‡(a)	1,500	1,265
Series 2019-CD8, Class F, 3.00%, 8/15/2057‡(a)	3,500	2,371
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049‡	1,000	1,056
Series 2016-C6, Class C, 4.34%, 11/10/2049‡(j)	800	832
Series 2016-C6, Class D, 4.34%, 11/10/2049‡(a)(j)	1,900	1,737
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050‡(a)	4,359	3,941
Series 2017-B1, Class E, 3.30%, 8/15/2050‡(a)(j)	2,809	2,133
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)(j)	4,500	4,609
Series 2012-GC8, Class D, 5.04%, 9/10/2045‡(a)(j)	1,875	1,718
Series 2013-GC17, Class C, 5.26%, 11/10/2046‡(j)	2,000	2,065
Series 2014-GC23, Class C, 4.58%, 7/10/2047‡(j)	6,500	6,795
Series 2014-GC25, Class D, 3.55%, 10/10/2047‡(a)	3,750	3,701
Series 2015-GC29, Class D, 3.11%, 4/10/2048‡(a)	4,500	4,344
Series 2015-GC31, Class D, 4.19%, 6/10/2048‡(j)	3,800	3,751
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,285	2,150
Series 2016-P4, Class C, 4.10%, 7/10/2049‡(j)	5,624	5,786
Series 2016-C2, Class D, 3.25%, 8/10/2049‡(a)(j)	1,500	1,362
Series 2016-C2, Class C, 4.03%, 8/10/2049‡(j)	7,434	7,470
Series 2017-P7, Class D, 3.25%, 4/14/2050(a)	1,294	1,093
Series 2017-C4, Class D, 3.00%, 10/12/2050‡(a)	5,453	4,995
Series 2019-GC43, Class E, 3.00%, 11/10/2052‡(a)	5,287	4,705
Series 2020-GC46, Class XA, IO, 1.11%, 2/15/2053(j)	165,497	11,094
Series 2020-GC46, Class E, 2.60%, 2/15/2053‡(a)	4,500	3,637
Series 2019-GC41, Class E, 3.00%, 8/10/2056‡(a)	5,000	4,358
Series 2015-GC33, Class D, 3.17%, 9/10/2058‡	8,000	7,193
Series 2015-GC33, Class E, 4.73%, 9/10/2058‡(a)(j)	4,330	3,148
COMM Mortgage Trust
Series 2016-COR1, Class XB, IO, 0.59%, 10/10/2049(a)(j)	27,554	561
Series 2016-COR1, Class C, 4.48%, 10/10/2049‡(j)	1,000	1,056
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	4,740	5,137
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(a)(j)	1,630	1,618
Series 2020-CBM, Class E, 3.75%, 2/10/2037‡(a)(j)	2,670	2,588
Series 2020-CBM, Class F, 3.75%, 2/10/2037‡(a)(j)	17,870	16,907
Series 2013-CR8, Class D, 4.06%, 6/10/2046‡(a)(j)	750	759
Series 2013-CR13, Class E, 5.04%, 11/10/2046‡(a)(j)	1,500	1,450
Series 2014-UBS2, Class D, 5.17%, 3/10/2047‡(a)(j)	3,210	3,187
Series 2014-LC15, Class D, 5.17%, 4/10/2047‡(a)(j)	3,500	3,515
Series 2014-CR19, Class E, 4.36%, 8/10/2047‡(a)(j)	6,000	5,565
Series 2014-CR19, Class D, 4.86%, 8/10/2047‡(a)(j)	2,500	2,461
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(a)	3,760	3,132
Series 2014-LC17, Class D, 3.69%, 10/10/2047‡(a)	25,708	25,410
Series 2014-CR20, Class E, 3.22%, 11/10/2047‡(a)	1,000	729
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(a)	8,010	6,836
Series 2014-CR21, Class D, 4.07%, 12/10/2047‡(a)(j)	2,600	2,136
Series 2015-LC19, Class D, 2.87%, 2/10/2048‡(a)	3,000	2,889
Series 2015-CR22, Class D, 4.24%, 3/10/2048‡(a)(j)	4,174	4,159
Series 2015-CR23, Class D, 4.43%, 5/10/2048‡(j)	1,490	1,482
Series 2015-LC21, Class E, 3.25%, 7/10/2048‡(a)	3,000	2,150
Series 2015-LC21, Class D, 4.48%, 7/10/2048‡(j)	4,200	4,206
Series 2015-CR24, Class D, 3.46%, 8/10/2048(j)	1,458	1,350
Series 2015-CR25, Class D, 3.93%, 8/10/2048‡(j)	1,000	932
Series 2015-CR27, Class D, 3.60%, 10/10/2048‡(a)(j)	2,072	1,984

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-LC23, Class D, 3.76%, 10/10/2048‡(a)(j)	2,000	1,997
Series 2015-LC23, Class E, 3.76%, 10/10/2048‡(a)(j)	3,500	3,187
Series 2016-CR28, Class E, 4.29%, 2/10/2049‡(a)(j)	3,588	3,498
Series 2016-DC2, Class C, 4.83%, 2/10/2049‡(j)	2,500	2,616
Series 2013-CR11, Class D, 5.28%, 8/10/2050‡(a)(j)	3,402	3,380
Series 2018-COR3, Class D, 2.96%, 5/10/2051‡(a)(j)	3,250	2,870
Series 2019-GC44, Class E, 2.50%, 8/15/2057(a)	8,493	7,288
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.32%, 5/15/2036‡(a)(j)	4,400	4,389
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048‡(j)	3,298	3,212
Series 2016-C5, Class D, 3.80%, 11/15/2048‡(a)(j)	2,750	2,382
Series 2018-CX11, Class C, 4.94%, 4/15/2051‡(j)	6,734	7,105
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(j)	5,500	5,806
Series 2019-C17, Class D, 2.50%, 9/15/2052‡(a)	5,500	4,907
Series 2019-C18, Class XB, IO, 0.25%, 12/15/2052(j)	61,932	801
Series 2019-C18, Class XA, IO, 1.20%, 12/15/2052(j)	52,872	3,285
Series 2019-C18, Class E, 2.50%, 12/15/2052‡(a)	10,015	8,702
Series 2019-C18, Class C, 4.08%, 12/15/2052‡(j)	4,327	4,535
Series 2021-C20, Class E, 2.25%, 3/15/2054‡(a)	5,659	4,570
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(j)	11,500	11,850
DBGS Mortgage Trust
Series 2018-C1, Class D, 3.03%, 10/15/2051‡(a)(j)	1,000	919
Series 2018-C1, Class A4, 4.47%, 10/15/2051	2,800	3,198
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049‡(a)(j)	2,950	2,479
Series 2016-C3, Class E, 4.37%, 8/10/2049‡(a)(j)	1,250	929
Series 2017-C6, Class D, 3.36%, 6/10/2050‡(a)(j)	1,800	1,665
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027	80,000	8,554
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028(j)	50,000	5,246
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028(j)	15,068	1,844
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	4,906
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033(j)	20,000	2,993
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034(j)	36,687	7,840
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034(j)	50,000	5,209
Series 2021-P011, Class X1, IO, 1.85%, 9/25/2045(j)	10,702	1,691
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040(a)(j)	57,204	9,016
FHLMC Multi-Family Structured Agency Credit Risk Series 2021-MN2, Class B1, 5.55%, 7/25/2041(a)(j)	2,000	2,009
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 3.40%, 7/25/2041(a)(j)	14,070	13,996
Series 2021-MN1, Class M1, 2.05%, 1/25/2051(a)(j)	1,454	1,457
Series 2021-MN1, Class M2, 3.80%, 1/25/2051(a)(j)	14,640	15,048
Series 2021-MN1, Class B1, 7.80%, 1/25/2051(a)(j)	2,100	2,481
Series 2021-MN3, Class B1, 6.90%, 11/25/2051(a)(j)	3,500	3,543
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K721, Class X1, IO, 0.41%, 8/25/2022(j)	57,141	93
Series K033, Class X1, IO, 0.40%, 7/25/2023(j)	6,397	27
Series K729, Class X1, IO, 0.47%, 10/25/2024(j)	17,220	143
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	99,812	1,223
Series K731, Class X3, IO, 2.18%, 5/25/2025(j)	11,529	722
Series K733, Class X3, IO, 2.26%, 1/25/2026(j)	17,500	1,312
Series KC06, Class X1, IO, 1.03%, 6/25/2026(j)	39,694	1,033
Series K736, Class X1, IO, 1.44%, 7/25/2026(j)	91,794	4,561
Series K734, Class X3, IO, 2.24%, 7/25/2026(j)	33,910	2,879
Series K737, Class X1, IO, 0.75%, 10/25/2026(j)	147,764	3,947
Series KC04, Class X1, IO, 1.41%, 12/25/2026(j)	47,962	2,034
Series K738, Class X1, IO, 1.63%, 1/25/2027(j)	144,503	9,815
Series K064, Class X3, IO, 2.21%, 5/25/2027(j)	18,830	1,931
Series KC05, Class X1, IO, 1.34%, 6/25/2027(j)	107,083	4,810

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K740, Class X1, IO, 0.84%, 9/25/2027(j)	14,965	587
Series K741, Class X1, IO, 0.66%, 12/25/2027(j)	52,428	1,652
Series K742, Class X1, IO, 0.87%, 3/25/2028(j)	28,995	1,123
Series K742, Class X3, IO, 2.69%, 4/25/2028(j)	16,000	2,335
Series K075, Class X3, IO, 2.20%, 5/25/2028(j)	5,471	651
Series K080, Class X1, IO, 0.26%, 7/25/2028(j)	84,313	836
Series K745, Class X1, IO, 0.77%, 8/25/2028(j)	99,985	4,126
Series K086, Class X1, IO, 0.39%, 11/25/2028(j)	31,179	536
Series K084, Class X3, IO, 2.31%, 11/25/2028(j)	19,450	2,593
Series K090, Class X1, IO, 0.85%, 2/25/2029(j)	32,037	1,532
Series K095, Class X1, IO, 1.08%, 6/25/2029(j)	51,717	3,277
Series K097, Class X1, IO, 1.22%, 7/25/2029(j)	74,209	5,526
Series K096, Class X3, IO, 2.11%, 7/25/2029(j)	48,669	6,513
Series K101, Class X3, IO, 1.95%, 10/25/2029(j)	101,000	13,130
Series K090, Class X3, IO, 2.39%, 10/25/2029(j)	152,080	22,881
Series K103, Class X1, IO, 0.76%, 11/25/2029(j)	120,833	5,589
Series K104, Class X1, IO, 1.25%, 1/25/2030(j)	103,768	8,261
Series K109, Class X1, IO, 1.70%, 4/25/2030(j)	17,961	2,045
Series K111, Class X1, IO, 1.68%, 5/25/2030(j)	19,946	2,306
Series K114, Class X1, IO, 1.21%, 6/25/2030(j)	9,980	840
Series K115, Class X1, IO, 1.43%, 6/25/2030(j)	4,606	456
Series K113, Class X1, IO, 1.49%, 6/25/2030(j)	118,992	12,273
Series K116, Class X1, IO, 1.53%, 7/25/2030(j)	22,957	2,399
Series K117, Class X1, IO, 1.34%, 8/25/2030(j)	72,406	6,594
Series K121, Class XAM, IO, 1.29%, 11/25/2030(j)	21,236	2,073
Series K124, Class XAM, IO, 1.03%, 1/25/2031(j)	17,689	1,387
Series K128, Class X1, IO, 0.63%, 3/25/2031(j)	111,931	4,808
Series K128, Class XAM, IO, 0.84%, 3/25/2031(j)	30,467	1,951
Series K128, Class X3, IO, 2.89%, 4/25/2031(j)	35,600	7,636
Series K129, Class X1, IO, 1.16%, 5/25/2031(j)	290,936	24,285
Series K129, Class XAM, IO, 1.33%, 5/25/2031(j)	23,800	2,504
Series K129, Class X3, IO, 3.28%, 5/25/2031(j)	34,500	8,718
Series K130, Class X1, IO, 1.14%, 6/25/2031(j)	69,986	6,077
Series K131, Class X1, IO, 0.83%, 7/25/2031(j)	34,994	2,203
Series K131, Class XAM, IO, 1.04%, 7/25/2031(j)	47,926	4,007
Series K131, Class X3, IO, 3.05%, 9/25/2031(j)	19,369	4,559
Series K159, Class X1, IO, 0.26%, 11/25/2033(j)	56,586	786
Series KX04, Class XFX, IO, 1.86%, 1/25/2034(j)	91,635	8,824
Series K-1511, Class X3, IO, 3.54%, 4/25/2034(j)	30,261	9,974
Series K723, Class X3, IO, 1.98%, 10/25/2034(j)	6,850	235
Series K-1515, Class X1, IO, 1.64%, 2/25/2035(j)	19,956	3,116
Series K153, Class X3, IO, 3.90%, 4/25/2035(j)	9,945	3,030
Series K-1516, Class X1, IO, 1.63%, 5/25/2035(j)	41,859	6,871
Series K-1517, Class X1, IO, 1.41%, 7/25/2035(j)	51,112	7,386
Series Q012, Class X, IO, 4.19%, 9/25/2035(j)	35,767	8,593
Series K-1518, Class X1, IO, 0.96%, 10/25/2035(j)	41,276	3,755
Series K155, Class X3, IO, 3.23%, 5/25/2036(j)	5,560	1,595
Series K-1521, Class X1, IO, 1.10%, 8/25/2036(j)	37,698	4,161
Series K-1510, Class X3, IO, 3.52%, 1/25/2037(j)	27,488	8,826
Series K-1517, Class X3, IO, 3.36%, 8/25/2038(j)	15,750	5,374
Series K-1518, Class X3, IO, 3.00%, 10/25/2038(j)	26,265	8,063
Series K-1516, Class X3, IO, 3.57%, 10/25/2038(j)	22,000	7,876
Series K-1519, Class X3, IO, 2.90%, 12/25/2038(j)	17,700	5,275
Series K-1520, Class X3, IO, 3.20%, 4/25/2039(j)	19,000	6,269
Series K-1521, Class X3, IO, 3.46%, 9/25/2039(j)	10,834	3,995
Series K036, Class X3, IO, 2.18%, 12/25/2041(j)	3,253	129
Series K720, Class X3, IO, 1.38%, 8/25/2042(j)	16,800	138
Series K721, Class X3, IO, 1.34%, 11/25/2042(j)	12,550	127

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K041, Class X3, IO, 1.70%, 11/25/2042(j)	4,580	198
Series K718, Class X3, IO, 1.47%, 2/25/2043(j)	6,035	12
Series K054, Class X3, IO, 1.65%, 4/25/2043(j)	2,745	166
Series K047, Class X3, IO, 1.55%, 6/25/2043(j)	3,400	159
Series K050, Class X3, IO, 1.61%, 10/25/2043(j)	5,232	277
Series K051, Class X3, IO, 1.67%, 10/25/2043(j)	4,995	281
Series K052, Class X3, IO, 1.67%, 1/25/2044(j)	2,915	172
Series K726, Class X3, IO, 2.22%, 7/25/2044(j)	36,795	1,797
Series K067, Class X3, IO, 2.19%, 9/25/2044(j)	8,580	919
Series K727, Class X3, IO, 2.07%, 10/25/2044(j)	15,000	739
Series K068, Class X3, IO, 2.13%, 10/25/2044(j)	19,730	2,079
Series K059, Class X3, IO, 1.98%, 11/25/2044(j)	8,000	673
Series K729, Class X3, IO, 2.04%, 11/25/2044(j)	21,410	1,101
Series K724, Class X3, IO, 1.95%, 12/25/2044(j)	4,930	176
Series K070, Class X3, IO, 2.11%, 12/25/2044(j)	42,245	4,604
Series K730, Class X3, IO, 2.10%, 2/25/2045(j)	47,270	2,685
Series K065, Class X3, IO, 2.26%, 7/25/2045(j)	13,305	1,404
Series K728, Class X3, IO, 2.02%, 11/25/2045(j)	8,775	456
Series K071, Class X3, IO, 2.08%, 11/25/2045(j)	12,470	1,343
Series K072, Class X3, IO, 2.21%, 12/25/2045(j)	20,640	2,361
Series K089, Class X3, IO, 2.37%, 1/25/2046(j)	132,506	19,314
Series K087, Class X3, IO, 2.39%, 1/25/2046(j)	89,384	12,710
Series K091, Class X3, IO, 2.36%, 4/25/2046(j)	81,933	12,268
Series K078, Class X3, IO, 2.29%, 6/25/2046(j)	2,680	344
Series K079, Class X3, IO, 2.33%, 7/25/2046(j)	9,000	1,174
Series K097, Class X3, IO, 2.09%, 9/25/2046(j)	71,600	9,688
Series K081, Class X3, IO, 2.31%, 9/25/2046(j)	29,425	3,921
Series K082, Class X3, IO, 2.29%, 10/25/2046(j)	27,200	3,587
Series K083, Class X3, IO, 2.37%, 11/25/2046(j)	15,000	2,027
Series K103, Class X3, IO, 1.91%, 12/25/2046(j)	80,100	10,220
Series K102, Class X3, IO, 1.96%, 12/25/2046(j)	69,791	9,149
Series K104, Class X3, IO, 1.96%, 2/25/2047(j)	45,985	6,179
Series K088, Class X3, IO, 2.42%, 2/25/2047(j)	104,287	15,618
Series K735, Class X3, IO, 2.23%, 5/25/2047(j)	40,000	3,438
Series K093, Class X3, IO, 2.28%, 5/25/2047(j)	136,527	19,581
Series K092, Class X3, IO, 2.32%, 5/25/2047(j)	91,000	13,314
Series K094, Class X3, IO, 2.20%, 7/25/2047(j)	35,331	4,988
Series K095, Class X3, IO, 2.17%, 8/25/2047(j)	91,253	12,703
Series K736, Class X3, IO, 2.08%, 9/25/2047(j)	89,230	7,424
Series K116, Class X3, IO, 3.12%, 9/25/2047(j)	23,000	5,102
Series K099, Class X3, IO, 2.02%, 10/25/2047(j)	49,100	6,340
Series K098, Class X3, IO, 2.07%, 10/25/2047(j)	145,702	19,284
Series K740, Class X3, IO, 2.57%, 11/25/2047(j)	21,423	2,749
Series K737, Class X3, IO, 1.83%, 1/25/2048(j)	74,853	5,860
Series K106, Class X3, IO, 1.99%, 3/25/2048(j)	100,622	13,521
Series K111, Class X3, IO, 3.29%, 4/25/2048(j)	52,234	12,082
Series K108, Class X3, IO, 3.61%, 4/25/2048(j)	75,067	18,387
Series K738, Class X3, IO, 3.43%, 5/25/2048(j)	71,537	11,037
Series K109, Class X3, IO, 3.50%, 5/25/2048(j)	17,170	4,143
Series K110, Class X3, IO, 3.52%, 6/25/2048(j)	28,200	6,856
Series K112, Class X3, IO, 3.10%, 7/25/2048(j)	47,630	10,412
Series K114, Class X3, IO, 2.83%, 8/25/2048(j)	10,750	2,118
Series K130, Class X3, IO, 3.20%, 8/25/2048(j)	7,934	1,954
Series K119, Class X3, IO, 2.82%, 9/25/2048(j)	7,800	1,600
Series K115, Class X3, IO, 3.06%, 9/25/2048(j)	19,533	4,195
Series K117, Class X3, IO, 2.97%, 10/25/2048(j)	36,500	7,770
Series K120, Class X3, IO, 2.83%, 11/25/2048(j)	38,372	7,864
Series K121, Class X3, IO, 2.87%, 11/25/2048(j)	48,007	10,125
Series K739, Class X3, IO, 2.95%, 11/25/2048(j)	39,675	5,672
Series K122, Class X3, IO, 2.72%, 1/25/2049(j)	36,631	7,203

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K124, Class X3, IO, 2.71%, 2/25/2049(j)	20,255	4,057
Series K123, Class X3, IO, 2.72%, 2/25/2049(j)	20,167	4,018
Series K125, Class X3, IO, 2.75%, 2/25/2049(j)	9,230	1,878
Series K127, Class X3, IO, 2.75%, 3/25/2049(j)	7,443	1,525
Series K743, Class X3, IO, 3.06%, 6/25/2049(j)	5,000	841
Series K105, Class X3, IO, 2.04%, 3/25/2053(j)	118,746	16,705
Series Q014, Class X, IO, 2.80%, 10/25/2055(j)	5,670	1,315
FNMA ACES
Series 2015-M1, Class X2, IO, 0.59%, 9/25/2024(j)	25,336	354
Series 2016-M12, Class X2, IO, 0.06%, 9/25/2026(j)	78,316	555
Series 2019-M28, Class XAV3, IO, 1.28%, 2/25/2027(j)	33,778	1,437
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027(j)	54,199	852
Series 2020-M10, Class X7, IO, 1.81%, 11/25/2027(j)	40,217	3,499
Series 2020-M26, Class X3, IO, 1.81%, 1/25/2028(j)	34,182	2,546
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028(j)	19,183	780
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028(j)	105,177	5,720
Series 2020-M33, Class X, IO, 2.05%, 6/25/2028(j)	42,586	3,743
Series 2019-M2, Class X, IO, 0.72%, 8/25/2028(j)	15,187	1,134
Series 2019-M30, Class X4, IO, 1.08%, 8/25/2028(j)	40,535	1,477
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028(j)	19,000	1,569
Series 2019-M31, Class X, IO, 1.02%, 9/25/2028(j)	49,064	3,067
Series 2019-M30, Class X1, IO, 0.38%, 11/25/2028(j)	130,016	2,532
Series 2020-M10, Class X3, IO, 1.40%, 11/25/2028(j)	65,215	4,834
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028(j)	59,900	5,236
Series 2019-M12, Class X, IO, 0.70%, 6/25/2029(j)	156,537	7,463
Series 2019-M19, Class X2, IO, 0.76%, 9/25/2029(j)	91,769	3,949
Series 2019-M32, Class X2, IO, 1.20%, 10/25/2029(j)	29,302	2,036
Series 2019-M30, Class X2, IO, 0.30%, 12/25/2029(j)	127,526	2,340
Series 2019-M28, Class XA2, IO, 0.64%, 2/25/2030(j)	25,447	912
Series 2020-M6, Class XD, IO, 1.02%, 2/25/2030(j)	20,260	1,056
Series 2019-M28, Class XA3, IO, 1.03%, 2/25/2030(j)	45,446	2,659
Series 2020-M19, Class X1, IO, 0.52%, 5/25/2030(j)	29,757	871
Series 2020-M7, Class X, IO, 1.14%, 7/25/2030(j)	36,440	2,376
Series 2020-M10, Class X1, IO, 1.92%, 12/25/2030(j)	111,970	14,276
Series 2021-M16, Class X, IO, 0.84%, 1/1/2031(j)	124,812	5,339
Series 2019-M21, Class X2, IO, 1.46%, 2/25/2031(j)	82,757	8,021
Series 2020-M22, Class X, IO, 1.04%, 3/25/2031(j)	82,248	5,095
Series 2020-M39, Class X2, IO, 1.72%, 8/25/2031(j)	45,307	4,576
Series 2020-M21, Class XA, IO, 1.19%, 3/25/2032(j)	79,916	6,767
Series 2020-M26, Class X1, IO, 0.69%, 4/25/2032(j)	23,586	1,028
Series 2020-M47, Class X1, IO, 0.86%, 10/25/2032(j)	71,050	2,966
Series 2020-M31, Class X1, IO, 0.97%, 10/25/2032(j)	99,260	4,529
Series 2019-M30, Class X5, IO, 0.38%, 5/25/2033(j)	185,425	4,919
Series 2019-M31, Class X1, IO, 1.19%, 4/25/2034(j)	40,313	3,771
Series 2018-M15, Class X, IO, 0.82%, 1/25/2036(j)	8,838	416
Series 2020-M6, Class XL, IO, 1.22%, 11/25/2049(j)	32,905	1,917
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.20%, 4/25/2032(j)	105,527	7,737
FREMF Mortgage Trust
Series 2015-K719, Class C, PO, 6/25/2022(a)	22,000	21,391
Series 2017-KF29, Class B, 3.64%, 2/25/2024(a)(j)	110	110
Series 2017-KF32, Class B, 2.64%, 5/25/2024(a)(j)	219	219
Series 2017-KF35, Class B, 2.84%, 8/25/2024(a)(j)	128	128
Series 2017-KF38, Class B, 2.59%, 9/25/2024(a)(j)	247	247
Series 2017-KF41, Class B, 2.59%, 11/25/2024(a)(j)	134	133
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025(a)(j)	15,000	15,662
Series 2018-KF49, Class B, 1.99%, 6/25/2025(a)(j)	333	327
Series 2018-KC02, Class B, 4.22%, 7/25/2025(a)(j)	2,520	2,550
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025(a)(j)	15,000	14,798

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-KF51, Class C, 6.09%, 8/25/2025(a)(j)	6,377	6,445
Series 2018-KBF2, Class B, 2.09%, 10/25/2025(a)(j)	1,712	1,708
Series 2018-KF53, Class B, 2.14%, 10/25/2025(j)	840	834
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025(a)(j)	11,000	10,838
Series 2019-KL4F, Class BAS, 4.40%, 10/25/2025(a)(j)	7,998	8,122
Series 2018-KSL1, Class C, 3.96%, 11/25/2025(a)(j)	15,000	14,530
Series 2019-KF58, Class B, 2.24%, 1/25/2026(a)(j)	464	463
Series 2018-KBX1, Class C, 3.69%, 1/25/2026(a)(j)	7,500	6,456
Series 2019-KC03, Class B, 4.51%, 1/25/2026(a)(j)	5,000	5,281
Series 2019-K735, Class C, 4.16%, 5/25/2026(a)(j)	4,774	5,048
Series 2019-KC06, Class B, 3.95%, 9/25/2026(a)(j)	7,609	7,328
Series 2016-KF24, Class B, 5.09%, 10/25/2026(a)(j)	76	78
Series 2020-KF74, Class B, 2.24%, 1/25/2027(a)(j)	3,797	3,773
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027(a)(j)	9,625	9,578
Series 2017-KF33, Class B, 2.64%, 6/25/2027(a)(j)	3,885	3,849
Series 2017-KF40, Class B, 2.79%, 11/25/2027(a)(j)	124	124
Series 2018-KHG1, Class C, 3.94%, 12/25/2027(a)(j)	26,000	25,773
Series 2018-KW06, Class B, 4.37%, 6/25/2028(a)(j)	6,326	6,729
Series 21K-F116, Class CS, 6.45%, 6/25/2028(a)(j)	52,000	53,235
Series 2018-KF50, Class B, 1.99%, 7/25/2028(a)(j)	193	190
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028(a)	11,071	10,465
Series 2018-KF56, Class B, 2.54%, 11/25/2028(a)(j)	820	820
Series 2019-KF57, Class B, 2.34%, 1/25/2029(a)(j)	2,281	2,267
Series 2019-KW08, Class B, 4.38%, 1/25/2029(a)(j)	16,320	17,471
Series 2019-KBF3, Class C, 4.84%, 1/25/2029(a)(j)	9,940	9,968
Series 2019-KF59, Class B, 2.44%, 2/25/2029(a)(j)	762	762
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029(a)	10,000	9,887
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029(a)(j)	3,600	3,630
Series 2019-KF61, Class B, 2.29%, 4/25/2029(a)(j)	3,381	3,389
Series 2019-KG01, Class B, 4.31%, 4/25/2029(a)(j)	3,000	3,161
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029(a)	259,886	1,365
Series 2019-KF63, Class B, 2.44%, 5/25/2029(a)(j)	7,238	7,238
Series 2019-KW09, Class B, 4.15%, 5/25/2029(a)(j)	15,670	16,174
Series 2019-KW09, Class C, PO, 6/25/2029(a)	22,210	14,156
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029(a)	20,000	117
Series 2019-KF65, Class B, 2.49%, 7/25/2029(a)(j)	7,729	7,752
Series 2019-KF66, Class B, 2.49%, 7/25/2029(a)(j)	3,887	3,913
Series 2019-KC05, Class B, 4.29%, 7/25/2029(a)(j)	16,737	16,383
Series 2019-KF67, Class B, 2.34%, 8/25/2029(a)(j)	3,816	3,798
Series 2019-KF70, Class B, 2.39%, 9/25/2029(a)(j)	1,696	1,700
Series 2019-KF71, Class B, 2.39%, 10/25/2029(a)(j)	4,555	4,479
Series 2019-KF73, Class B, 2.54%, 11/25/2029(a)(j)	11,095	11,069
Series 2020-KF75, Class B, 2.34%, 12/25/2029(a)(j)	6,511	6,458
Series 2020-KF76, Class B, 2.84%, 1/25/2030(a)(j)	3,471	3,461
Series 21K-F102, Class CS, 6.05%, 1/25/2031(a)(j)	15,458	15,632
Series 2017-K153, Class B, PO, 4/25/2032(a)	8,000	4,362
Series 2018-K158, Class B, 4.41%, 10/25/2033(a)(j)	1,750	1,909
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034(a)	81,410	733
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036(a)	149,276	1,234
Series 2016-K53, Class B, 4.16%, 3/25/2049(a)(j)	69	74
Series 2017-K67, Class B, 4.08%, 9/25/2049(a)(j)	145	157
Series 2017-K67, Class C, 4.08%, 9/25/2049(a)(j)	2,010	2,100
Series 2017-K61, Class C, 3.81%, 12/25/2049(a)(j)	1,000	1,035
Series 2017-K70, Class C, 3.93%, 12/25/2049(a)(j)	3,000	3,188
Series 2018-K80, Class C, 4.37%, 8/25/2050(a)(j)	2,660	2,872
Series 2017-K728, Class B, 3.77%, 11/25/2050(a)(j)	250	263
Series 2017-K728, Class C, 3.77%, 11/25/2050(a)(j)	105	109
Series 2019-K89, Class C, 4.43%, 1/25/2051(a)(j)	15,000	16,229
Series 2019-K87, Class C, 4.47%, 1/25/2051(a)(j)	4,250	4,647
Series 2019-K734, Class C, 4.19%, 2/25/2051(a)(j)	4,150	4,392

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-K75, Class D, PO, 4/25/2051(a)	30,000	20,604
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051(a)	489,833	2,195
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051(a)	114,000	555
Series 2019-K91, Class C, 4.40%, 4/25/2051(a)(j)	14,591	15,845
Series 2019-K97, Class C, 3.89%, 9/25/2051(a)(j)	3,021	3,205
Series 2019-K103, Class B, 3.57%, 12/25/2051(a)(j)	2,303	2,417
Series 2019-K102, Class B, 3.65%, 12/25/2051(a)(j)	7,932	8,364
Series 2019-K102, Class C, 3.65%, 12/25/2051(a)(j)	9,100	9,305
Series 2020-K104, Class C, 3.66%, 2/25/2052(a)(j)	13,102	13,362
Series 2019-K90, Class C, 4.46%, 2/25/2052(a)(j)	3,375	3,676
Series 2019-K88, Class C, 4.53%, 2/25/2052(a)(j)	6,700	7,382
Series 2019-K93, Class C, 4.26%, 5/25/2052(a)(j)	10,500	11,268
Series 2019-K92, Class C, 4.34%, 5/25/2052(a)(j)	7,000	7,549
Series 2019-K94, Class D, PO, 7/25/2052(a)	99,772	64,242
Series 2019-K94, Class X2A, IO, 0.10%, 7/25/2052(a)	1,078,101	5,963
Series 2019-K94, Class X2B, IO, 0.10%, 7/25/2052(a)	249,429	1,443
Series 2019-K94, Class C, 4.10%, 7/25/2052(a)(j)	9,727	10,347
Series 2019-K95, Class C, 4.05%, 8/25/2052(a)(j)	8,250	8,835
Series 2019-K99, Class C, 3.76%, 10/25/2052(a)(j)	10,105	10,597
Series 2019-K98, Class C, 3.86%, 10/25/2052(a)(j)	6,000	6,333
Series 2019-K100, Class B, 3.61%, 11/25/2052(a)(j)	5,188	5,538
Series 2019-K100, Class C, 3.61%, 11/25/2052(a)(j)	16,140	16,686
Series 2020-K737, Class B, 3.41%, 1/25/2053(a)(j)	3,750	3,948
Series 2020-K737, Class C, 3.41%, 1/25/2053(a)(j)	6,000	6,171
Series 2020-K105, Class B, 3.53%, 3/25/2053(a)(j)	13,250	13,891
Series 2020-K105, Class C, 3.53%, 3/25/2053(a)(j)	13,485	13,694
FRR Re-REMIC Trust
Series 2018-C1, Class C720, 0.00%, 8/27/2047‡(a)(j)	7,000	6,822
Series 2018-C1, Class CK43, 0.00%, 2/27/2048‡(a)(j)	9,400	8,256
Series 2018-C1, Class BK43, 2.84%, 2/27/2048‡(a)(j)	12,434	12,235
Series 2018-C1, Class A725, 2.76%, 2/27/2050(a)	1,000	995
Series 2018-C1, Class B725, 2.98%, 2/27/2050‡(a)(j)	2,225	2,212
GNMA
Series 2012-88, Class DI, IO, 0.55%, 8/16/2046(j)	30,274	409
Series 2013-72, IO, 0.38%, 11/16/2047(j)	81,349	1,181
Series 2014-9, IO, 0.28%, 2/16/2048(j)	13,062	131
Series 2014-172, IO, 0.44%, 1/16/2049(j)	23,629	479
Series 2012-44, IO, 0.03%, 3/16/2049(j)	3,397	4
Series 2015-48, IO, 0.60%, 2/16/2050(j)	1,492	43
Series 2013-15, IO, 0.54%, 8/16/2051(j)	6,618	136
Series 2013-80, IO, 0.90%, 3/16/2052(j)	12,194	326
Series 2015-86, IO, 0.46%, 5/16/2052(j)	12,577	323
Series 2013-35, IO, 0.37%, 1/16/2053(j)	10,720	117
Series 2012-125, IO, 0.20%, 2/16/2053(j)	20,603	145
Series 2013-7, IO, 0.30%, 5/16/2053(j)	61,985	647
Series 2012-89, IO, 0.19%, 12/16/2053(j)	10,641	33
Series 2012-115, IO, 0.42%, 4/16/2054(j)	32,401	422
Series 2014-124, Class IE, IO, 0.56%, 5/16/2054(j)	12,536	263
Series 2013-48, IO, 0.50%, 7/16/2054(j)	6,320	119
Series 2014-130, Class IB, IO, 0.37%, 8/16/2054(j)	784	13
Series 2014-186, IO, 0.49%, 8/16/2054(j)	2,535	47
Series 2013-194, IO, 0.33%, 9/16/2054(j)	8,331	112
Series 2015-93, IO, 0.34%, 11/16/2054(j)	18,436	285
Series 2013-179, IO, 0.05%, 1/16/2055(j)	38,339	149
Series 2015-104, IO, 0.10%, 5/16/2055(j)	8,362	130
Series 2013-178, IO, 0.15%, 6/16/2055(j)	20,322	224
Series 2016-102, IO, 0.62%, 10/16/2055(j)	16,080	477
Series 2015-33, IO, 0.67%, 2/16/2056(j)	20,826	656
Series 2015-59, IO, 0.91%, 6/16/2056(j)	7,554	271
Series 2016-97, IO, 0.96%, 7/16/2056(j)	23,521	1,212

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-143, IO, 0.85%, 10/16/2056	22,705	1,137
Series 2017-53, IO, 0.55%, 11/16/2056(j)	24,917	1,067
Series 2017-76, IO, 0.87%, 12/16/2056(j)	11,885	611
Series 2014-89, IO, 0.31%, 1/16/2057(j)	16,439	314
Series 2014-110, IO, 0.39%, 1/16/2057(j)	12,296	280
Series 2016-177, IO, 0.50%, 1/16/2057(j)	32,438	1,096
Series 2015-172, IO, 0.60%, 3/16/2057(j)	9,992	272
Series 2017-72, IO, 0.61%, 4/16/2057(j)	44,980	2,163
Series 2016-13, IO, 0.74%, 4/16/2057(j)	11,099	413
Series 2015-188, IO, 0.39%, 7/16/2057(j)	31,383	581
Series 2015-115, IO, 0.46%, 7/16/2057(j)	3,281	89
Series 2016-40, IO, 0.62%, 7/16/2057(j)	26,771	803
Series 2016-36, IO, 0.75%, 8/16/2057(j)	7,731	302
Series 2017-146, IO, 0.54%, 9/16/2057(j)	21,788	869
Series 2017-151, IO, 0.71%, 9/16/2057(j)	15,863	779
Series 2017-173, IO, 0.85%, 9/16/2057(j)	9,568	511
Series 2016-105, IO, 0.78%, 10/16/2057(j)	35,269	1,338
Series 2016-56, IO, 0.89%, 11/16/2057(j)	25,476	1,187
Series 2016-157, IO, 0.89%, 11/16/2057(j)	26,490	1,430
Series 2016-71, Class QI, IO, 0.91%, 11/16/2057(j)	58,545	2,831
Series 2016-96, IO, 0.80%, 12/16/2057(j)	33,744	1,537
Series 2016-133, IO, 0.82%, 12/16/2057(j)	31,976	1,349
Series 2016-94, IO, 0.85%, 12/16/2057(j)	2,486	103
Series 2016-155, IO, 0.75%, 2/16/2058(j)	50,189	2,341
Series 2016-35, IO, 0.74%, 3/16/2058(j)	16,229	684
Series 2016-130, IO, 0.81%, 3/16/2058(j)	26,845	1,155
Series 2016-92, IO, 0.62%, 4/16/2058(j)	508	20
Series 2016-119, IO, 0.89%, 4/16/2058(j)	92,101	3,972
Series 2016-151, IO, 1.01%, 6/16/2058(j)	80,268	4,379
Series 2017-41, IO, 0.66%, 7/16/2058(j)	12,333	477
Series 2016-87, IO, 0.83%, 8/16/2058(j)	25,932	1,109
Series 2017-16, IO, 0.51%, 9/16/2058(j)	28,613	1,059
Series 2016-175, IO, 0.73%, 9/16/2058(j)	26,126	1,169
Series 2017-3, IO, 0.82%, 9/16/2058(j)	47,397	2,220
Series 2017-81, IO, 0.58%, 12/16/2058(j)	7,515	306
Series 2017-54, IO, 0.63%, 12/16/2058(j)	12,996	623
Series 2017-70, IO, 0.55%, 2/16/2059(j)	6,952	328
Series 2018-45, IO, 0.55%, 3/16/2059(j)	16,708	795
Series 2017-105, IO, 0.55%, 5/16/2059(j)	22,913	1,161
Series 2017-23, IO, 0.63%, 5/16/2059(j)	14,839	651
Series 2017-35, IO, 0.65%, 5/16/2059(j)	12,360	578
Series 2017-51, IO, 0.76%, 5/16/2059(j)	7,958	398
Series 2017-86, IO, 0.76%, 5/16/2059(j)	5,634	286
Series 2017-148, IO, 0.56%, 7/16/2059(j)	18,953	823
Series 2017-69, IO, 0.80%, 7/16/2059(j)	8,245	428
Series 2017-126, IO, 0.69%, 8/16/2059(j)	28,833	1,452
Series 2017-171, IO, 0.70%, 9/16/2059(j)	3,008	154
Series 2018-57, IO, 0.43%, 10/16/2059(j)	80,264	3,585
Series 2018-4, IO, 0.57%, 10/16/2059(j)	5,444	270
Series 2017-157, IO, 0.67%, 12/16/2059(j)	15,358	822
Series 2018-9, IO, 0.50%, 1/16/2060(j)	117,852	5,509
Series 2019-135, IO, 0.70%, 2/16/2060(j)	25,724	1,490
Series 2019-67, IO, 0.89%, 2/16/2060(j)	16,299	1,074
Series 2018-106, IO, 0.56%, 4/16/2060(j)	10,521	672
Series 2018-119, IO, 0.61%, 5/16/2060(j)	10,257	668
Series 2018-85, IO, 0.54%, 7/16/2060(j)	10,325	565
Series 2018-98, IO, 0.46%, 8/16/2060(j)	59,701	2,564
Series 2019-9, IO, 0.82%, 8/16/2060(j)	15,135	970
Series 2020-184, IO, 0.91%, 11/16/2060(j)	9,810	795
Series 2019-114, IO, 1.14%, 2/16/2061(j)	46,978	3,725

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-82, Class TA, IF, IO, 3.60%, 4/16/2061(j)	72,146	14,014
Series 2019-32, IO, 0.60%, 5/16/2061(j)	56,129	3,372
Series 2021-95, Class TA, IF, IO, 3.60%, 6/1/2061(j)	58,633	12,096
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061(j)	5,122	351
Series 2021-123, Class SA, IF, IO, 3.60%, 6/16/2061(j)	49,730	10,581
Series 2019-155, IO, 0.56%, 7/16/2061(j)	141,771	7,771
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061(j)	54,894	15,268
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061(j)	80,000	17,965
Series 2020-28, IO, 0.82%, 11/16/2061(j)	18,670	1,324
Series 2020-56, IO, 0.98%, 11/16/2061(j)	50,793	3,630
Series 2020-124, IO, 1.03%, 12/16/2061(j)	10,563	841
Series 2019-144, IO, 0.80%, 1/16/2062(j)	20,151	1,508
Series 2019-130, IO, 0.84%, 1/16/2062(j)	14,594	1,141
Series 2020-40, IO, 1.04%, 1/16/2062(j)	51,786	4,066
Series 2020-14, IO, 0.65%, 2/16/2062(j)	123,668	7,598
Series 2020-2, IO, 0.68%, 3/16/2062(j)	65,278	3,793
Series 2020-27, IO, 0.76%, 3/16/2062(j)	29,853	1,948
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062(j)	54,523	3,956
Series 2020-94, IO, 1.03%, 3/16/2062(j)	77,777	5,971
Series 2020-110, IO, 1.05%, 3/16/2062(j)	31,548	2,418
Series 2020-143, IO, 1.12%, 3/16/2062(j)	27,758	2,379
Series 2020-73, IO, 1.21%, 3/16/2062(j)	36,871	3,121
Series 2020-10, IO, 0.65%, 4/16/2062(j)	42,886	2,541
Series 2020-23, IO, 0.71%, 4/16/2062(j)	124,283	8,296
Series 2020-70, IO, 0.83%, 4/16/2062(j)	53,230	3,670
Series 2020-38, IO, 0.86%, 4/16/2062(j)	127,490	8,908
Series 2020-54, IO, 0.96%, 4/16/2062(j)	179,901	13,417
Series 2020-89, Class IA, IO, 1.20%, 4/16/2062(j)	54,605	4,979
Series 2020-69, Class IA, IO, 1.32%, 4/16/2062(j)	21,116	1,917
Series 2020-120, IO, 0.83%, 5/16/2062(j)	9,238	704
Series 2020-91, Class IU, IO, 1.06%, 5/16/2062(j)	174,648	13,917
Series 2020-72, IO, 1.09%, 5/16/2062(j)	118,602	9,813
Series 2020-50, IO, 0.61%, 6/16/2062(j)	53,045	3,253
Series 2020-106, Class IC, IO, 0.81%, 6/16/2062(j)	175,694	12,552
Series 2020-108, IO, 0.88%, 6/16/2062(j)	39,846	2,947
Series 2020-118, IO, 0.91%, 6/16/2062(j)	68,638	5,325
Series 2020-147, IO, 0.94%, 6/16/2062(j)	182,609	14,667
Series 2020-169, IO, 0.91%, 7/16/2062(j)	412,586	31,563
Series 2020-161, IO, 1.05%, 8/16/2062(j)	22,759	1,948
Series 2020-136, IO, 1.10%, 8/16/2062(j)	58,375	5,102
Series 2020-111, IO, 0.97%, 9/15/2062(j)	18,510	1,344
Series 2020-158, IO, 0.79%, 9/16/2062(j)	58,597	4,215
Series 2020-114, IO, 0.82%, 9/16/2062(j)	91,276	8,032
Series 2021-88, IO, 0.82%, 9/16/2062(j)	320,020	24,313
Series 2021-3, IO, 0.92%, 9/16/2062(j)	230,827	18,438
Series 2020-192, IO, 0.98%, 9/16/2062(j)	68,273	5,475
Series 2020-172, IO, 1.15%, 9/16/2062(j)	45,567	4,122
Series 2021-102, IO, 0.88%, 10/16/2062(j)	29,790	2,321
Series 2021-71, IO, 0.89%, 10/16/2062(j)	179,883	14,140
Series 2021-33, IO, 0.97%, 10/16/2062(j)	201,173	15,948
Series 2020-128, IO, 0.97%, 10/16/2062(j)	62,474	5,100
Series 2020-159, IO, 1.04%, 10/16/2062(j)	31,695	2,646
Series 2020-190, IO, 1.06%, 11/16/2062(j)	68,881	6,166
Series 2021-80, IO, 0.91%, 12/16/2062(j)	67,002	5,599
Series 2020-195, IO, 0.97%, 12/16/2062(j)	39,039	3,265
Series 2020-150, IO, 0.98%, 12/16/2062(j)	94,751	9,076
Series 2021-35, IO, 1.02%, 12/16/2062(j)	105,508	9,241
Series 2021-11, IO, 1.02%, 12/16/2062(j)	119,785	10,396

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-48, Class HT, IF, IO, 3.60%, 12/16/2062(j)	101,870	25,339
Series 2021-40, IO, 0.84%, 2/16/2063(j)	54,308	4,147
Series 2021-120, IO, 1.01%, 2/16/2063(j)	57,698	5,088
Series 2021-62, Class SA, IF, IO, 3.60%, 2/16/2063(j)	122,735	29,000
Series 2020-145, IO, 0.73%, 3/16/2063(j)	36,657	2,457
Series 2021-101, IO, 0.69%, 4/16/2063(j)	93,212	6,550
Series 2021-106, IO, 0.92%, 4/16/2063(j)	200,625	16,050
Series 2021-151, IO, 0.93%, 4/16/2063(j)	110,140	9,373
Series 2021-168, IO, 0.80%, 5/16/2063(j)	149,557	11,474
Series 2021-22, IO, 0.99%, 5/16/2063(j)	58,804	5,055
Series 2021-10, IO, 1.00%, 5/16/2063(j)	78,657	6,760
Series 2021-170, IO, 1.00%, 5/16/2063(j)	30,894	2,690
Series 2021-141, Class SA, IF, IO, 3.60%, 6/16/2063(j)	46,227	9,383
Series 2021-133, IO, 0.88%, 7/16/2063(j)	98,867	7,968
Series 2021-181, IO, 1.01%, 7/16/2063(j)	235,687	20,869
Series 2021-61, IO, 1.16%, 8/16/2063(j)	53,716	4,921
Series 2021-112, IO, 0.94%, 10/16/2063(j)	20,835	1,761
Series 2021-148, IO, 1.09%, 10/16/2063(j)	69,667	6,625
Series 2021-110, IO, 0.88%, 11/16/2063(j)	2,960	246
Series 2021-180, IO, 0.91%, 11/16/2063(j)	21,971	1,905
Series 2021-150, IO, 1.04%, 11/16/2063(j)	29,819	2,693
Series 2021-185, IO, 1.15%, 11/16/2063(j)	40,853	3,982
Series 2021-167, IO, 0.93%, 12/16/2063(j)	69,086	6,007
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	34,059	3,184
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.90%, 11/10/2045‡(a)(j)	400	400
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	3,550	3,245
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(a)(j)	4,880	4,827
Series 2015-GC28, Class D, 4.46%, 2/10/2048‡(a)(j)	2,000	1,993
Series 2015-GC32, Class D, 3.35%, 7/10/2048‡	4,521	4,269
Series 2015-GC32, Class E, 4.57%, 7/10/2048‡(a)(j)	4,000	3,210
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	12,874	11,542
Series 2016-GS3, Class C, 4.12%, 10/10/2049‡(j)	3,250	3,353
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(a)(j)	5,547	5,334
Series 2015-GC30, Class D, 3.38%, 5/10/2050‡	4,000	3,917
Series 2019-GC40, Class E, 3.00%, 7/10/2052‡(a)	2,250	1,939
Series 2019-GC42, Class D, 2.80%, 9/1/2052‡(a)	11,880	10,717
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052(j)	39,035	947
Series 2020-GC45, Class XA, IO, 0.79%, 2/13/2053(j)	74,760	3,358
Series 2020-GC45, Class D, 2.85%, 2/13/2053‡(a)(j)	3,000	2,703
Series 2020-GC45, Class E, 2.85%, 2/13/2053‡(a)(j)	7,000	5,867
Series 2020-GC47, Class XA, IO, 1.25%, 5/12/2053(j)	80,811	6,690
Series 2020-GSA2, Class XA, IO, 1.85%, 12/12/2053(a)(j)	187,347	22,885
Series 2020-GSA2, Class D, 2.25%, 12/12/2053‡(a)	18,158	16,017
Series 2020-GSA2, Class E, 2.25%, 12/12/2053‡(a)	4,000	3,245
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(a)(j)	6,772	6,734
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039‡(a)(j)	3,725	3,420
Series 2019-LIC, Class F, 3.35%, 10/14/2039‡(a)(j)	28,015	24,439
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045‡(a)	3,000	2,848
Series 2015-C31, Class B, 4.77%, 8/15/2048‡(j)	2,000	2,145
Series 2015-C31, Class C, 4.77%, 8/15/2048‡(j)	5,000	5,223
Series 2015-C33, Class D2, 4.26%, 12/15/2048‡(a)(j)	1,000	929
Series 2016-C1, Class D1, 4.30%, 3/15/2049‡(a)(j)	1,500	1,527
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.68%, 3/15/2050(j)	31,917	903
Series 2017-JP5, Class D, 4.75%, 3/15/2050‡(a)(j)	1,000	1,003
Series 2017-JP7, Class D, 4.54%, 9/15/2050‡(a)(j)	367	368
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047(a)	1,500	1,364

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.30%, 10/15/2050‡(j)	5,000	5,334
Series 2019-COR6, Class D, 2.50%, 11/13/2052‡(a)	9,875	8,884
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.17%, 12/15/2046(a)(j)	2,750	2,818
Series 2015-JP1, Class E, 4.38%, 1/15/2049‡(a)(j)	3,250	2,791
Series 2015-JP1, Class C, 4.88%, 1/15/2049‡(j)	1,000	1,066
Series 2016-JP3, Class D, 3.59%, 8/15/2049‡(a)(j)	8,122	7,097
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.14%, 12/15/2037‡(a)(j)	3,938	3,859
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.02%, 7/15/2044(j)	3	3
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(j)	88	40
MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.84%, 4/25/2024‡(a)(j)	1,414	1,414
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 3.29%, 4/15/2038‡(a)(j)	9,600	9,612
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class E, 4.81%, 8/15/2045‡(a)(j)	2,530	2,540
Series 2014-C14, Class D, 5.22%, 2/15/2047‡(a)(j)	5,350	5,510
Series 2014-C15, Class D, 5.06%, 4/15/2047(a)(j)	1,000	1,020
Series 2014-C16, Class B, 4.49%, 6/15/2047‡(j)	11,000	11,235
Series 2014-C16, Class C, 4.92%, 6/15/2047‡(j)	2,300	2,269
Series 2014-C17, Class C, 4.64%, 8/15/2047‡(j)	4,000	4,147
Series 2014-C17, Class D, 4.88%, 8/15/2047‡(a)(j)	9,393	8,972
Series 2014-C18, Class D, 3.39%, 10/15/2047‡(a)	7,157	6,668
Series 2015-C27, Class E, 3.24%, 12/15/2047‡(a)(j)	2,500	1,954
Series 2015-C27, Class F, 3.24%, 12/15/2047‡(a)(j)	6,334	3,984
Series 2014-C19, Class D, 3.25%, 12/15/2047‡(a)	2,000	1,949
Series 2014-C19, Class E, 3.25%, 12/15/2047‡(a)	6,500	4,863
Series 2015-C20, Class D, 3.07%, 2/15/2048(a)	5,086	4,898
Series 2015-C21, Class XA, IO, 1.01%, 3/15/2048(j)	21,304	481
Series 2015-C21, Class B, 3.85%, 3/15/2048‡(j)	4,000	4,069
Series 2015-C24, Class D, 3.26%, 5/15/2048(a)	3,000	2,865
Series 2015-C26, Class D, 3.06%, 10/15/2048‡(a)	4,000	3,851
Series 2016-C31, Class B, 3.88%, 11/15/2049‡(j)	4,350	4,599
Series 2015-C23, Class D, 4.28%, 7/15/2050‡(a)(j)	1,500	1,491
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.36%, 12/15/2050‡(j)	1,200	1,282
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040‡(a)(j)	1,000	967
Series 2007-T27, Class C, 6.21%, 6/11/2042‡(a)(j)	6,633	6,647
Series 2015-UBS8, Class B, 4.31%, 12/15/2048‡(j)	5,847	6,040
Series 2016-UB11, Class C, 3.69%, 8/15/2049‡(j)	2,000	2,014
Series 2019-L3, Class D, 2.50%, 11/15/2052(a)	4,500	4,056
Series 2020-L4, Class D, 2.50%, 2/15/2053‡(a)	10,000	8,865
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053(j)	19,635	2,604
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054(j)	60,000	3,861
Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054(j)	163,260	15,232
Series 2021-L5, Class D, 2.50%, 5/15/2054‡(a)	1,818	1,598
Series 2021-L5, Class E, 2.50%, 5/15/2054‡(a)	4,234	3,538
Series 2021-L5, Class C, 3.16%, 5/15/2054‡	6,000	6,062
Series 2021-L6, Class A4, 2.44%, 6/15/2054	14,994	15,258
Series 2021-L6, Class D, 2.50%, 6/15/2054‡(a)	13,685	11,998
Series 2021-L6, Class E, 2.50%, 6/15/2054‡(a)	5,500	4,550
Series 2021-L6, Class C, 3.58%, 6/15/2054‡(j)	4,500	4,607
Series 2021-L7, Class E, 2.50%, 10/15/2054‡(a)	11,091	8,792
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036‡(a)	13,337	12,586
Series 2019-PARK, Class J, 4.25%, 12/15/2036‡(a)	20,000	19,230
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.79%, 10/15/2049‡(a)(j)	3,458	3,444
Series 2019-01, Class M10, 3.34%, 10/15/2049‡(a)(j)	31,463	31,657

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-01, Class M10, 3.84%, 3/25/2050‡(a)(j)	30,000	31,197
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043‡(a)(j)	5,000	4,273
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.74%, 4/14/2036‡(a)(j)	3,500	3,487
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.40%, 2/13/2053(a)(j)	92,930	7,755
Series 2020-RR1, Class A2, 2.53%, 2/13/2053(a)	4,000	4,073
Series 2020-RR1, Class B, 3.48%, 2/13/2053‡(a)	11,440	11,994
Series 2020-RR1, Class C, 3.98%, 2/13/2053‡(a)(j)	4,750	4,900
Series 2020-RR1, Class D, 4.20%, 2/13/2053‡(a)(j)	9,750	9,623
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048(a)	14,737	13,192
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048‡	2,000	2,063
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041(a)	32,123	32,968
Series 2021-OVA, Class G, 2.85%, 7/15/2041‡(a)	10,000	8,920
TPGI Trust Series 2021-DGWD, Class A, 0.79%, 6/15/2026(a)(j)	16,703	16,629
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050‡	5,330	5,220
Series 2017-C2, Class C, 4.30%, 8/15/2050‡(j)	7,250	7,537
Series 2017-C5, Class C, 4.45%, 11/15/2050‡(j)	1,000	1,036
Series 2018-C11, Class XB, IO, 0.40%, 6/15/2051(j)	100,000	2,220
Series 2018-C11, Class B, 4.71%, 6/15/2051‡(j)	5,000	5,460
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class D, 5.22%, 8/10/2049‡(a)(j)	3,000	3,048
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(j)	2,514	2,585
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(j)	193	199
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(j)	357	364
Series 2019-1, Class A, 3.76%, 3/25/2049(a)(j)	2,671	2,751
Series 2019-1, Class M1, 3.94%, 3/25/2049‡(a)(j)	5,392	5,578
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(j)	5,127	5,212
Series 2021-1, Class A, 1.40%, 5/25/2051(a)(j)	14,091	13,822
Series 2021-1, Class M1, 1.79%, 5/25/2051‡(a)(j)	4,149	4,056
Series 2021-1, Class M2, 2.26%, 5/25/2051‡(a)(j)	2,382	2,328
Series 2021-2, Class A, 1.52%, 8/25/2051(a)(j)	5,953	5,849
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035(j)	94,334	5,726
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047‡(a)(j)	7,952	7,753
Series 2015-C26, Class D, 3.59%, 2/15/2048‡(a)	3,000	2,914
Series 2015-C27, Class C, 3.89%, 2/15/2048‡	3,500	3,462
Series 2015-NXS1, Class E, 2.88%, 5/15/2048‡(a)(j)	9,230	8,104
Series 2015-C29, Class D, 4.36%, 6/15/2048(j)	4,000	3,959
Series 2016-C35, Class D, 3.14%, 7/15/2048‡(a)	3,000	2,537
Series 2016-C35, Class C, 4.18%, 7/15/2048‡(j)	3,000	3,047
Series 2016-NXS6, Class B, 3.81%, 11/15/2049‡	450	471
Series 2017-RB1, Class D, 3.40%, 3/15/2050‡(a)	1,500	1,406
Series 2017-C38, Class D, 3.00%, 7/15/2050‡(a)	4,500	4,097
Series 2017-C42, Class D, 2.80%, 12/15/2050‡(a)(j)	1,185	1,058
Series 2018-C44, Class XB, IO, 0.29%, 5/15/2051(j)	70,000	823
Series 2018-C46, Class D, 3.00%, 8/15/2051‡(a)	1,890	1,653
Series 2018-C48, Class A5, 4.30%, 1/15/2052	4,700	5,342
Series 2019-C49, Class C, 4.87%, 3/15/2052‡(j)	2,000	2,208
Series 2019-C52, Class XA, IO, 1.74%, 8/15/2052(j)	16,171	1,548
Series 2020-C55, Class D, 2.50%, 2/15/2053‡(a)	4,500	3,960
Series 2020-C55, Class E, 2.50%, 2/15/2053‡(a)	6,850	5,300
Series 2021-C59, Class D, 2.50%, 4/15/2054‡(a)	2,500	2,227
Series 2021-C59, Class E, 2.50%, 4/15/2054‡(a)	5,000	4,174
Series 2015-NXS3, Class D, 3.15%, 9/15/2057‡(a)	2,000	1,944
Series 2015-NXS2, Class D, 4.43%, 7/15/2058‡(j)	2,226	2,073
Series 2015-LC22, Class D, 4.71%, 9/15/2058‡(j)	5,107	5,131
Series 2016-C32, Class D, 3.79%, 1/15/2059‡(a)(j)	4,000	3,853

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045(a)	8,000	7,886
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057‡(a)(j)	6,540	6,089

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,020,376)		4,024,310

ASSET-BACKED SECURITIES -16.6%
ABFC Trust Series 2002-OPT1, Class M1, 1.19%, 5/25/2032‡(j)	150	151
ACC Trust
Series 2019-1, Class B, 4.47%, 10/20/2022(a)	1,442	1,447
Series 2020-A, Class A, 6.00%, 3/20/2023(a)	2,141	2,170
Series 2019-2, Class B, 3.63%, 8/21/2023(a)	12,470	12,553
Series 2019-1, Class C, 6.41%, 2/20/2024(a)	5,732	5,828
Series 2021-1, Class B, 1.43%, 7/22/2024(a)	8,157	8,128
Series 2019-2, Class C, 5.24%, 10/21/2024(a)	11,285	11,549
Series 2021-1, Class C, 2.08%, 12/20/2024(a)	4,455	4,427
Series 2021-1, Class D, 5.25%, 3/22/2027(a)	13,004	12,868
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033‡(a)	273	280
Series 2018-1, Class C, 6.65%, 12/2/2033‡(a)	592	617
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040(a)	3,535	3,496
Series 2021-1H, Class B, 1.90%, 10/20/2040(a)	4,348	4,295
Series 2021-1H, Class D, 3.58%, 10/20/2040‡(a)	5,982	5,978
Affirm Asset Securitization Trust
Series 2021-A, Class B, 1.06%, 8/15/2025‡(a)	900	900
Series 2021-A, Class C, 1.66%, 8/15/2025‡(a)	630	632
Series 2021-A, Class D, 3.49%, 8/15/2025‡(a)	750	757
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	6,780	6,847
American Credit Acceptance Receivables Trust
Series 2018-3, Class F, 6.44%, 6/12/2025(a)	5,010	5,137
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	4,673	4,811
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	5,600	5,722
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	13,050	13,459
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	10,080	10,336
Series 2020-2, Class C, 3.88%, 4/13/2026(a)	2,000	2,059
Series 2019-3, Class F, 5.42%, 5/12/2026(a)	710	735
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	2,400	2,560
Series 2019-2, Class F, 5.81%, 6/12/2026(a)	2,000	2,078
Series 2020-3, Class E, 3.88%, 8/13/2026(a)	3,000	3,075
Series 2019-4, Class F, 5.37%, 9/14/2026(a)	5,180	5,347
Series 2020-1, Class F, 4.75%, 11/13/2026(a)	13,460	13,763
Series 2021-1, Class D, 1.14%, 3/15/2027(a)	5,386	5,343
Series 2021-1, Class E, 2.29%, 3/15/2027(a)	4,500	4,459
Series 2021-2, Class D, 1.34%, 7/13/2027(a)	4,920	4,873
Series 2021-2, Class E, 2.54%, 7/13/2027(a)	17,000	16,814
Series 2020-4, Class F, 5.22%, 8/13/2027(a)	5,000	5,163
Series 2021-3, Class C, 0.98%, 11/15/2027(a)	9,433	9,344
Series 2021-3, Class D, 1.34%, 11/15/2027(a)	8,832	8,729
Series 2021-3, Class E, 2.56%, 11/15/2027(a)	12,406	12,194
Series 2021-1, Class F, 4.01%, 11/15/2027(a)	900	904
Series 2021-2, Class F, 3.73%, 1/13/2028(a)	5,425	5,363
Series 2021-4, Class E, 3.12%, 2/14/2028(a)	14,800	14,761
Series 2021-3, Class F, 3.64%, 5/15/2028(a)	10,175	10,003
Series 2021-4, Class F, 4.21%, 7/13/2028(a)	5,250	5,225
AMSR Trust
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037‡(a)	10,005	10,326
Series 2020-SFR2, Class H, 5.25%, 7/17/2037‡(a)	7,500	7,677
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037‡(a)	2,325	2,267

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-SFR5, Class F, 2.69%, 11/17/2037‡(a)	18,177	17,676
Series 2020-SFR4, Class F, 2.86%, 11/17/2037‡(a)	15,556	15,202
Series 2020-SFR5, Class G, 4.11%, 11/17/2037‡(a)	7,300	7,314
Series 2019-SFR1, Class F, 3.87%, 1/19/2039‡(a)	5,310	5,303
Series 2019-SFR1, Class G, 4.86%, 1/19/2039‡(a)	2,125	2,170
Series 2019-SFR1, Class H, 6.04%, 1/19/2039‡(a)	2,125	2,234
Applebee’s Funding LLC
Series 2019-1A, Class A2I, 4.19%, 6/5/2049(a)	4,697	4,755
Series 2019-1A, Class A2II, 4.72%, 6/5/2049(a)	8,005	8,288
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040‡(a)	7,400	7,597
Series 2020-AA, Class C, 3.97%, 7/17/2046‡(a)	4,250	4,410
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025(a)	4,500	4,566
Series 2019-1, Class C, 4.35%, 6/15/2026(a)	1,500	1,525
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	560	588
Series 2019-2A, Class C, 4.24%, 9/22/2025(a)	3,000	3,163
Series 2019-3A, Class B, 2.65%, 3/20/2026(a)	3,000	3,080
Series 2020-1A, Class D, 3.34%, 8/20/2026(a)	8,000	7,902
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class DR, 6.28%, 10/20/2031‡(a)(j)	2,250	2,232
BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.06%, 11/20/2028‡(a)(j)	600	595
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034(a)	6,327	6,437
Series 2019-1, Class C, 6.95%, 7/15/2034‡(a)	3,129	3,213
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	5,775	5,833
Series 2020-1A, Class B, 3.97%, 11/15/2035‡(a)	4,546	4,606
Series 2020-1A, Class C, 7.14%, 11/15/2035‡(a)	6,321	6,531
Series 2021-1A, Class A, 2.16%, 4/15/2036(a)	19,510	19,517
Series 2021-1A, Class B, 2.92%, 4/15/2036‡(a)	3,555	3,557
Series 2021-1A, Class C, 5.07%, 4/15/2036‡(a)	3,516	3,533
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034‡(a)	1,406	1,456
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027‡(a)	942	979
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050(a)	2,787	2,820
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	3,491	3,525
Series 2020-1A, Class A5, 3.48%, 2/15/2050(a)	2,992	3,046
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	3,500	3,561
Series 2020-1A, Class B2, 4.52%, 2/15/2050‡(a)	4,290	4,425
Series 2020-1A, Class B3, 4.95%, 2/15/2050‡(a)	4,510	4,673
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051(a)	6,236	6,179
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024(a)	2,000	2,041
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	4,591	4,713
Series 2019-1A, Class E, 5.64%, 1/15/2026(a)	500	529
Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	3,000	3,154
Series 2019-3A, Class E, 4.60%, 7/15/2026(a)	9,700	10,032
Series 2019-4A, Class E, 4.70%, 10/15/2026(a)	6,990	7,238
Series 2020-P1, Class N, 2.84%, 9/8/2027(a)	104	104
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(j)	7,011	7,294
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(h)	147	149
CF Hippolyta LLC Series 2020-1, Class B1, 2.28%, 7/15/2060‡(a)	4,147	4,156
CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	1,660	1,686
Conn’s Receivables Funding LLC
Series 2019-B, Class C, 4.60%, 6/17/2024‡(a)	3,523	3,533
Series 2020-A, Class C, 4.20%, 6/16/2025‡(a)	3,066	3,081
Series 2021-A, Class A, 1.05%, 5/15/2026(a)	7,000	6,999
Series 2021-A, Class B, 2.87%, 5/15/2026‡(a)	1,980	1,983
Series 2021-A, Class C, 4.59%, 5/15/2026‡(a)	1,800	1,800

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Consumer Loan Underlying Bond Credit Trust
Series 2018-P2, Class C, 5.21%, 10/15/2025‡(a)	822	832
Series 2019-P2, Class C, 4.41%, 10/15/2026‡(a)	3,140	3,189
Series 2020-P1, Class C, 4.61%, 3/15/2028‡(a)	7,000	7,137
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052‡(a)	1,493	1,624
Series 2019-2, Class E, 5.35%, 6/15/2052‡(a)(j)	5,576	5,978
Series 2019-3, Class XB, IO, 1.56%, 10/15/2052(a)(j)	53,875	4,443
Series 2019-3, Class XA, IO, 2.20%, 10/15/2052(a)(j)	35,709	2,197
Series 2019-3, Class D, 3.76%, 10/15/2052‡(a)	8,689	9,049
Series 2019-3, Class E, 4.91%, 10/15/2052‡(a)(j)	5,810	6,094
CPS Auto Receivables Trust
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	4,200	4,279
Series 2021-A, Class D, 1.16%, 12/15/2026(a)	2,875	2,848
Series 2021-A, Class E, 2.53%, 3/15/2028(a)	3,100	3,056
Series 2021-B, Class E, 3.41%, 6/15/2028(a)	6,750	6,717
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029(a)	4,550	4,623
Series 2021-3A, Class A, 1.00%, 5/15/2030(a)	4,681	4,652
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.81%, 7/25/2034‡(j)	1,003	997
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051‡(a)	3,800	3,805
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031‡(a)	479	483
Series 2019-1A, Class D, 5.25%, 2/20/2032‡(a)	1,697	1,734
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	753	764
Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,042
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049(a)	1,945	2,057
Series 2019-2A, Class A2, 3.98%, 10/20/2049(a)	3,891	4,073
Series 2020-1A, Class A2, 3.79%, 7/20/2050(a)	494	514
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	1,000	1,020
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	1,055	1,062
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	2,300	2,354
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	5,260	5,367
Series 2018-3A, Class E, 5.33%, 11/17/2025(a)	1,340	1,388
Series 2019-1A, Class E, 4.94%, 2/17/2026(a)	4,520	4,711
Series 2020-2A, Class C, 3.28%, 3/16/2026(a)	3,437	3,539
Series 2020-2A, Class D, 4.73%, 3/16/2026(a)	3,770	4,007
Series 2019-3A, Class E, 3.85%, 8/17/2026(a)	10,500	10,823
Series 2019-4A, Class E, 3.93%, 10/15/2026(a)	13,080	13,458
Series 2021-1A, Class D, 1.16%, 11/16/2026(a)	2,633	2,599
Series 2021-2A, Class D, 1.50%, 2/16/2027(a)	2,022	2,000
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	10,750	11,032
Series 2020-2A, Class E, 7.17%, 6/15/2027(a)	6,880	7,513
Series 2020-3A, Class E, 3.62%, 10/15/2027(a)	5,300	5,443
Series 2021-1A, Class E, 2.38%, 1/18/2028(a)	2,000	1,973
Series 2021-2A, Class E, 2.97%, 7/17/2028(a)	6,500	6,481
Series 2021-3A, Class E, 2.65%, 9/15/2028(a)	3,405	3,334
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055‡(a)	555	557
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034‡(a)	1,433	1,432
Series 2021-A, Class D, 3.32%, 8/27/2035‡(a)	4,047	4,022
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	209	211
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	734	739
Series 2018-3A, Class D, 4.35%, 6/17/2024(a)	1,173	1,196
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	9,255	9,676
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	2,260	2,310
Series 2017-3A, Class D, 5.28%, 10/15/2024(a)	1,000	1,016

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	2,900	3,023
Series 2018-4A, Class E, 5.38%, 7/15/2025(a)	5,555	5,757
Series 2018-3A, Class F, 6.55%, 8/25/2025(a)	5,130	5,352
Series 2019-1A, Class E, 5.20%, 1/15/2026(a)	9,375	9,843
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	10,000	10,527
Series 2019-2A, Class E, 4.68%, 5/15/2026(a)	9,160	9,596
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	20,572	21,338
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	36,335	37,166
Series 2021-1A, Class D, 1.08%, 11/16/2026	13,609	13,466
Series 2020-1A, Class E, 3.74%, 1/15/2027(a)	35,090	35,909
Series 2021-2A, Class D, 1.40%, 4/15/2027	14,798	14,640
Series 2020-2A, Class E, 7.19%, 9/15/2027(a)	10,510	11,625
Series 2021-1A, Class E, 2.21%, 2/15/2028(a)	33,320	32,851
Series 2021-2A, Class E, 2.90%, 7/17/2028(a)	11,717	11,587
FirstKey Homes Trust
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037‡(a)	9,000	9,203
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038‡(a)	7,333	7,177
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	175	178
Series 2017-2, Class E, 5.55%, 7/15/2024(a)	530	536
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,833	3,972
Series 2020-1, Class D, 2.48%, 3/16/2026(a)	4,000	4,063
Series 2019-2, Class E, 4.52%, 12/15/2026(a)	4,500	4,673
Series 2021-3, Class E, 3.32%, 12/15/2028(a)	6,401	6,307
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034(a)	855	903
Series 2019-1A, Class C, 5.66%, 11/15/2034‡(a)	3,055	3,317
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026‡(a)	15,453	15,633
Series 2019-2, Class C, 4.86%, 11/18/2026‡(a)	7,000	7,129
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	6,150	6,191
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(a)	12,250	12,447
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	1,822	1,849
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	1,234	1,242
Series 2021-1CP, Class B, 1.41%, 3/20/2028‡(a)	3,250	3,245
Series 2021-1CP, Class C, 2.83%, 3/20/2028‡(a)	1,400	1,404
Series 2021-2, Class C, 1.94%, 6/19/2028‡(a)	2,796	2,801
Series 2021-3FP, Class D, 2.37%, 11/20/2028‡(a)	9,524	9,398
Genesis Sales Finance Master Trust
Series 2020-AA, Class C, 2.99%, 9/22/2025(a)	1,000	1,004
GLS Auto Receivables Issuer Trust
Series 2020-1A, Class C, 2.72%, 11/17/2025(a)	5,000	5,096
Series 2019-1A, Class D, 4.94%, 12/15/2025(a)	4,505	4,655
Series 2019-2A, Class D, 4.52%, 2/17/2026(a)	7,950	8,210
Series 2019-3A, Class D, 3.84%, 5/15/2026(a)	700	717
Series 2019-4A, Class D, 4.09%, 8/17/2026(a)	8,950	9,212
Series 2020-4A, Class D, 1.64%, 10/15/2026(a)	3,000	3,007
Series 2020-1A, Class D, 3.68%, 11/16/2026(a)	15,750	16,070
Series 2020-3A, Class E, 4.31%, 7/15/2027(a)	3,830	3,961
Series 2020-4A, Class E, 3.51%, 10/15/2027(a)	11,700	11,895
GLS Auto Receivables Trust
Series 2018-3A, Class D, 5.34%, 8/15/2025(a)	680	705
Series 2021-2A, Class C, 1.08%, 6/15/2026(a)	2,187	2,171
Series 2021-2A, Class E, 2.87%, 5/15/2028(a)	1,130	1,110
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047(a)	219	219
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(a)	154	154
Series 2016-4B, Class B, 9/20/2047‡(a)	193	196
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	2,695	2,680
Series 2021-2A, Class D, 4.34%, 12/27/2027(a)	12,000	12,011
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039‡(a)	2,528	2,537
Series 2020-A, Class D, 5.50%, 10/9/2039‡(a)	2,199	2,276

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lakeview CDO LLC 2.83%, 11/10/2032‡(j)	6,650	6,543
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026‡(a)	2,588	2,598
LendingClub Loan Certificate Issuer Trust Series 2021-NP1, Class CERT, 12/15/2036‡(a)	900	22,785
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028‡(a)	8,511	8,440
Series 2021-A, Class D, 5.73%, 12/15/2028‡(a)	11,540	11,410
Series 2021-B, Class B, 1.68%, 2/15/2029‡(a)	12,450	12,362
Series 2021-B, Class C, 3.21%, 2/15/2029‡(a)	27,348	27,095
Series 2021-B, Class D, 6.12%, 2/15/2029‡(a)	2,000	1,980
LendingPoint Asset Securitization Trust Series 2021-1, Class C, 4.94%, 4/15/2027‡(a)	10,628	10,628
Lendmark Funding Trust
Series 2019-1A, Class D, 5.34%, 12/20/2027‡(a)	6,000	6,110
Series 2019-2A, Class C, 3.72%, 4/20/2028‡(a)	3,040	3,090
Series 2019-2A, Class D, 5.24%, 4/20/2028‡(a)	16,710	17,149
Series 2021-1A, Class A, 1.90%, 11/20/2031(a)	3,729	3,710
Series 2021-1A, Class B, 2.47%, 11/20/2031‡(a)	1,326	1,338
Series 2021-1A, Class C, 3.41%, 11/20/2031‡(a)	1,312	1,338
Series 2021-1A, Class D, 5.05%, 11/20/2031‡(a)	6,750	7,032
Series 2021-2A, Class D, 4.46%, 4/20/2032(a)	15,000	15,107
LFT CRE Ltd. (Cayman Islands)
Series 2021-FL1, Class D, 2.54%, 6/15/2039‡(a)(j)	22,600	22,572
Series 2021-FL1, Class E, 3.04%, 6/15/2039‡(a)(j)	10,000	9,988
LL ABS Trust
Series 2019-1A, Class C, 5.07%, 3/15/2027‡(a)	11,117	11,341
Series 2020-1A, Class A, 2.33%, 1/17/2028(a)	1,766	1,772
Series 2020-1A, Class C, 6.54%, 1/17/2028‡(a)	5,410	5,740
Series 2021-1A, Class A, 1.07%, 5/15/2029(a)	9,189	9,152
Series 2021-1A, Class B, 2.17%, 5/15/2029‡(a)	2,269	2,243
Series 2021-1A, Class C, 3.54%, 5/15/2029‡(a)	5,120	5,058
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029‡(a)	8,895	8,803
Magnetite XXVII Ltd. (Cayman Islands) Series 2020-27A, Class ER, 6.13%, 10/20/2034‡(a)(j)	7,000	6,939
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032‡(a)	5,120	5,213
Series 2021-BA, Class E, 4.68%, 11/20/2036(a)	5,030	5,039
Marlette Funding Trust Series 2017-3A, Class D, 5.03%, 12/15/2024‡(a)	1,230	1,234
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	27,558	28,959
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	2,550	2,552
New Residential Mortgage LLC
Series 2020-FNT1, Class A, 5.44%, 6/25/2025(a)	17,439	17,684
Series 2018-FNT2, Class D, 4.92%, 7/25/2054‡(a)	281	281
Series 2018-FNT2, Class E, 5.12%, 7/25/2054‡(a)	422	422
Series 2018-FNT2, Class F, 5.95%, 7/25/2054‡(a)	1,406	1,406
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(a)	458	457
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(a)	655	653
Series 2020-PLS1, Class A, 3.84%, 12/25/2025(a)	8,997	9,031
Series 2021-FNT1, Class A, 2.98%, 3/25/2026(a)	6,822	6,777
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(a)	15,261	15,156
Series 2021-FHT1, Class A, 3.10%, 7/25/2026(a)	37,126	37,054
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(a)	20,778	20,777
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025(a)	6,202	6,238
Ocean Beach Spc (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	3,236	3,249
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	1,429	1,438
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	12,591	12,809
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027(a)	2,685	2,676

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1A, Class C, 2.97%, 5/17/2027‡(a)	2,500	2,491
Series 2021-1A, Class D, 4.94%, 5/17/2027‡(a)	2,027	2,026
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	580	582
Series 2019-1A, Class D, 4.68%, 4/14/2031(a)	4,500	4,878
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	745	746
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(a)	1,500	1,575
Series 2020-2A, Class A, 1.75%, 9/14/2035(a)	6,822	6,788
Series 2020-2A, Class B, 2.21%, 9/14/2035‡(a)	4,000	4,025
Series 2021-1A, Class A1, 1.55%, 6/16/2036(a)	45,500	45,086
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031‡(a)	1,077	1,081
Series 2021-B, Class D, 5.41%, 5/8/2031‡(a)	1,760	1,765
Series 2021-C, Class A, 2.18%, 10/8/2031(a)	8,663	8,629
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030‡(a)	1,617	1,644
Series 2019-A, Class D, 4.93%, 4/9/2038‡(a)	2,171	2,214
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 5/17/2027‡(a)	3,396	3,521
Series 2021-1, Class B, 2.13%, 11/15/2027‡(a)	5,998	6,012
Series 2021-3, Class A, 1.15%, 5/15/2029(a)	16,985	16,929
Series 2021-3, Class B, 1.74%, 5/15/2029(a)	11,340	11,215
Series 2021-3, Class C, 3.27%, 5/15/2029‡(a)	17,500	17,391
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 2.72%, 10/15/2029‡(a)(j)	8,877	8,865
Series 2021-4A, Class D, 5.12%, 10/15/2029‡(a)(j)	12,000	11,907
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2I, 4.26%, 9/5/2048(a)	17,169	17,158
Series 2018-1A, Class A2II, 4.67%, 9/5/2048(a)	1,392	1,426
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.44%, 4/25/2023(a)(j)	4,626	4,614
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.94%, 2/25/2023(a)(j)	4,655	4,663
Series 2018-GT2, Class A, 2.74%, 8/25/2025(a)(j)	4,320	4,317
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.60%, 7/25/2035‡(h)	190	190
Prestige Auto Receivables Trust Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,160	1,165
PRET LLC Series 2021-NPL3, Class A2, 3.72%, 7/25/2051(a)(h)	3,333	3,293
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060(a)(h)	14,000	14,046
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038‡(a)	7,000	7,032
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027‡(a)	5,000	4,944
Series 2020-SFR3, Class G, 4.11%, 10/17/2027(a)	3,000	3,013
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(a)	2,000	2,003
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(a)	4,000	4,015
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(a)	6,100	6,141
Series 2021-SFR9, Class F, 4.05%, 11/17/2040‡(a)	15,000	14,927
Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025‡(a)	5,312	5,347
PRPM LLC Series 2020-4, Class A2, 3.44%, 10/25/2025‡(a)(h)	7,000	7,000
RAMP Trust Series 2002-RS2, Class AI5, 6.03%, 3/25/2032‡(j)	75	76
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044(a)(j)	11,007	10,545
Regional Management Issuance Trust
Series 2019-1, Class C, 4.11%, 11/15/2028‡(a)	5,110	5,142
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	6,000	6,058
Series 2020-1, Class D, 6.77%, 10/15/2030‡(a)	2,410	2,455
Series 2021-1, Class A, 1.68%, 3/17/2031(a)	5,728	5,669
Series 2021-1, Class B, 2.42%, 3/17/2031‡(a)	895	887
Series 2021-1, Class C, 3.04%, 3/17/2031‡(a)	2,500	2,493
Series 2021-1, Class D, 5.07%, 3/17/2031‡(a)	2,600	2,625
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(h)	122	122
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(h)	500	525

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	151	153
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(a)	2,857	2,901
Series 2021-A, Class D, 5.23%, 12/22/2031‡(a)	930	931
Santander Drive Auto Receivables Trust
Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,686
Series 2021-2, Class D, 1.35%, 7/15/2027	5,360	5,340
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(a)	515	525
Series 2018-A, Class F, 6.80%, 9/15/2025(a)	1,048	1,059
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	880	912
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	8,085	8,404
SCF Equipment Leasing LLC
Series 2021-1A, Class E, 3.56%, 8/20/2032‡(a)	3,300	3,213
Series 2021-1A, Class F, 5.52%, 8/20/2032‡(a)	20,757	20,579
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032(a)	900	898
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036‡(a)	419	427
Series 2019-2A, Class D, 4.54%, 5/20/2036‡(a)	1,149	1,167
Series 2019-3A, Class D, 4.18%, 8/20/2036‡(a)	2,636	2,652
Series 2020-2A, Class D, 6.59%, 7/20/2037‡(a)	2,416	2,521
Series 2021-2A, Class D, 3.23%, 9/20/2038‡(a)	4,108	4,087
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026‡(a)	3,250	3,268
SoFi Consumer Loan Program LLC Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	100	100
SoFi Consumer Loan Program Trust
Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	450	454
Series 2018-2, Class C, 4.25%, 4/26/2027‡(a)	5,000	5,059
Sonic Capital LLC Series 2021-1A, Class A2II, 2.64%, 8/20/2051(a)	5,408	5,309
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.07%, 9/25/2034‡(j)	115	115
Tesla Auto Lease Trust
Series 2019-A, Class D, 3.37%, 1/20/2023(a)	2,700	2,758
Series 2019-A, Class E, 5.48%, 5/22/2023(a)	18,790	19,397
Series 2020-A, Class E, 4.64%, 8/20/2024(a)	4,493	4,653
Series 2021-A, Class E, 2.64%, 3/20/2025(a)	11,000	11,037
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027(a)	5,415	5,410
Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047‡(a)(h)	4,094	4,115
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026(a)	500	496
Series 2020-1A, Class B, 8.25%, 11/15/2026(a)	6,349	6,456
Series 2021-1A, Class F, 5.08%, 5/15/2028(a)	500	494
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 7/20/2027‡(a)	1,875	1,961
Series 2021-ST6, Class CERT, 8/20/2027‡(a)	2,900	3,290
Series 2021-ST6, Class A, 1.85%, 8/20/2027(a)	5,354	5,320
Series 2021-PT1, Class A, HB, 20.00%, 9/20/2027(a)(j)	8,209	8,161
Series 2021-ST7, Class CERT, 9/20/2029‡(a)	3,500	4,060
Series 2021-ST7, Class A, 1.85%, 9/20/2029(a)	6,142	6,104
Series 2021-ST8, Class CERT, 10/20/2029‡(a)	2,670	3,297
Series 2021-ST8, Class A, 1.75%, 10/20/2029(a)	3,326	3,305
Series 2021-ST9, Class CERT, 11/20/2029‡(a)	2,830	3,663
Series 2021-PT2, Class A, HB, 20.95%, 11/20/2029(a)(j)	11,853	11,861
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029(a)(j)	12,000	12,044
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030‡(a)	6,100	6,294
Series 2020-3, Class C, 6.25%, 11/20/2030‡(a)	1,000	1,062
Series 2021-1, Class C, 4.06%, 3/20/2031‡(a)	2,500	2,532
Series 2021-2, Class C, 3.61%, 6/20/2031(a)	16,291	16,216
Series 2021-3, Class C, 3.28%, 7/20/2031‡(a)	6,518	6,473

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-4, Class C, 3.19%, 9/20/2031‡(a)	6,604	6,512
Series 2021-5, Class A, 1.31%, 11/20/2031(a)	12,150	12,125
Series 2021-5, Class C, 4.15%, 11/20/2031‡(a)	12,636	12,630
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024(a)	6,372	6,363
Series 2021-1A, Class B, 1.49%, 3/17/2025(a)	3,407	3,385
Series 2021-1A, Class C, 2.20%, 5/15/2026(a)	8,054	7,946
Series 2021-1A, Class D, 4.36%, 3/15/2027(a)	10,392	10,389
US Auto Funding LLC Series 2019-1A, Class C, 5.34%, 3/15/2023(a)	7,000	7,053
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051(a)(h)	5,500	5,475
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,240	10,240
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(h)	14,110	14,078
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(h)	5,747	5,728
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 3.37%, 10/18/2031‡(a)(j)	535	520
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(a)	2,718	2,764
Series 2019-AA, Class D, 4.03%, 6/15/2038‡(a)	1,071	1,095
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034‡(a)	7,429	7,766
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	670	685
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,013	1,034
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,690	3,793
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	600	619
Series 2019-2A, Class E, 4.02%, 4/15/2025(a)	4,815	4,992
Series 2020-2A, Class C, 2.01%, 7/15/2025(a)	1,000	1,015
Series 2020-2A, Class D, 2.76%, 1/15/2026(a)	2,000	2,048
Series 2019-1A, Class F, 5.67%, 2/17/2026(a)	3,009	3,101
Series 2019-2A, Class F, 5.00%, 3/16/2026(a)	1,880	1,938
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	3,400	3,479
Series 2021-2A, Class D, 1.23%, 12/15/2026(a)	1,380	1,361
Series 2021-2A, Class E, 2.38%, 3/15/2027(a)	1,700	1,683
Series 2021-3A, Class E, 3.42%, 4/15/2027(a)	3,400	3,394
Series 2021-2A, Class F, 3.66%, 12/15/2027(a)	2,975	2,939
ZAXBY’S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051(a)	6,813	6,963

TOTAL ASSET-BACKED SECURITIES (Cost $2,213,472)		2,223,138

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
ACC 0.00%, 9/15/2022‡	11,226	11,226
Acrc 0.00%, 11/15/2026‡	35,000	35,000
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.15%, 5/25/2036(j)	1,229	1,191
AG Mitt Frn 0.00%, 9/15/2023‡	39,474	39,474
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	24	25
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	17	18
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	22	20
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	60	57
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	394	399
Series 2005-J14, Class A3, 5.50%, 12/25/2035	261	216
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	536	392
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049‡(a)(j)	8,000	7,990
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(j)	2,470	2,466
Series 2019-6, Class B3, 5.99%, 11/25/2059‡(a)(j)	1,250	1,225
Series 2020-1, Class M1, 3.16%, 12/25/2059‡(a)(j)	4,400	4,408
Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(j)	1,550	1,551
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048‡(a)(j)	1,000	1,001

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Areit Frn 0.00%, 8/17/2026‡	29,000	29,000
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(a)(j)	1,000	1,022
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(j)	805	809
Banc of America Funding Trust Series 2007-5, Class 4A1, 0.46%, 7/25/2037(j)	967	704
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 2.48%, 8/25/2034(j)	105	109
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(h)	96	92
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 2.79%, 3/25/2029‡(a)(j)	1,000	1,003
Series 2019-3A, Class B1, 2.59%, 7/25/2029‡(a)(j)	1,000	999
Camden 0.00%, 9/15/2031‡	1,619	1,619
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.84%, 5/25/2023(a)(j)	840	841
Series 2018-GT1, Class B, 3.59%, 5/25/2023‡(a)(j)	3,200	3,202
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	40	40
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	74	76
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(j)	591	591
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 4.44%, 4/25/2031‡(a)(j)	8,186	8,411
Series 2019-R01, Class 2M2, 2.54%, 7/25/2031‡(a)(j)	6,092	6,118
Series 2019-R01, Class 2B1, 4.44%, 7/25/2031(a)(j)	4,606	4,716
Series 2019-R02, Class 1B1, 4.24%, 8/25/2031‡(a)(j)	7,130	7,282
Series 2019-R04, Class 2B1, 5.34%, 6/25/2039‡(a)(j)	5,000	5,131
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039‡(a)(j)	203	203
Series 2019-R05, Class 1B1, 4.19%, 7/25/2039(a)(j)	8,750	8,860
Series 2019-R06, Class 2B1, 3.84%, 9/25/2039(a)(j)	31,974	32,113
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(j)	4,090	4,098
Series 2019-R07, Class 1B1, 3.49%, 10/25/2039(a)(j)	10,047	10,093
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(a)(j)	2,018	2,026
Series 2020-R02, Class 2B1, 3.09%, 1/25/2040(a)(j)	2,834	2,820
Series 2020-R01, Class 1B1, 3.34%, 1/25/2040‡(a)(j)	2,000	2,001
Series 2021-R01, Class 1B1, 3.15%, 10/25/2041(a)(j)	2,600	2,610
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.64%, 6/25/2035(j)	227	170
Deephaven Residential Mortgage Trust
Series 2020-1, Class A1, 2.34%, 1/25/2060(a)(j)	1,725	1,727
Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(j)	2,183	2,186
Series 2020-1, Class M1, 3.01%, 1/25/2060‡(a)(j)	9,500	9,464
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(a)(j)	4,000	4,000
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(h)	124	127
Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 3.39%, 4/25/2029‡(a)(j)	6,240	6,316
FARM Mortgage Trust Series 2021-1, Class B, 3.25%, 1/25/2051‡(a)(j)	1,777	1,572
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 5.55%, 1/25/2034(a)(j)	3,400	3,535
Series 2020-HQA3, Class B1, 5.84%, 7/25/2050(a)(j)	10,000	10,407
Series 2020-DNA4, Class B1, 6.09%, 8/25/2050(a)(j)	10,955	11,558
Series 2021-DNA1, Class B2, 4.80%, 1/25/2051‡(a)(j)	6,400	6,424
FHLMC STACR Trust Series 2019-HQA2, Class M2, 2.14%, 4/25/2049(a)(j)	1,453	1,460
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 10.84%, 3/25/2025(j)	1,665	1,709
Series 2016-DNA1, Class M3, 5.64%, 7/25/2028(j)	4,813	5,038
Series 2016-HQA1, Class M3, 6.44%, 9/25/2028(j)	1,554	1,631
Series 2016-DNA2, Class M3, 4.74%, 10/25/2028(j)	2,871	2,976
Series 2016-HQA2, Class M3, 5.24%, 11/25/2028(j)	13,104	13,515
Series 2016-DNA4, Class M3, 3.89%, 3/25/2029(j)	1,972	2,039
Series 2017-DNA2, Class B1, 5.24%, 10/25/2029(j)	7,000	7,640

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-HQA2, Class B1, 4.84%, 12/25/2029(j)	2,500	2,709
Series 2017-DNA3, Class B1, 4.54%, 3/25/2030(j)	3,500	3,728
Series 2017-HQA3, Class B1, 4.54%, 4/25/2030(j)	1,000	1,051
Series 2018-HQA1, Class M2, 2.39%, 9/25/2030(j)	6,798	6,865
Series 2018-HQA1, Class B1, 4.44%, 9/25/2030(j)	37,510	38,819
Series 2021-DNA2, Class M2, 2.35%, 8/25/2033(a)(j)	3,400	3,462
Series 2021-DNA2, Class B2, 6.05%, 8/25/2033(a)(j)	9,500	10,446
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	161
Series 4149, IO, 3.00%, 1/15/2033	393	35
Series 4160, IO, 3.00%, 1/15/2033	1,093	117
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,486	164
Series 2916, Class S, IF, IO, 7.16%, 1/15/2035(j)	2,109	393
Series 3145, Class GI, IF, IO, 6.51%, 4/15/2036(j)	2,040	354
Series 4116, Class LS, IF, IO, 6.11%, 10/15/2042(j)	290	62
Series 4495, Class PI, IO, 4.00%, 9/15/2043	345	26
Series 4321, Class PI, IO, 4.50%, 1/15/2044	359	54
Series 4670, Class TI, IO, 4.50%, 1/15/2044	595	56
Series 4550, Class DI, IO, 4.00%, 3/15/2044	264	19
Series 4612, Class QI, IO, 3.50%, 5/15/2044	430	42
Series 4612, Class PI, IO, 3.50%, 6/15/2044	40	4
Series 4657, Class QI, IO, 4.00%, 9/15/2044	451	32
Series 4585, Class JI, IO, 4.00%, 5/15/2045	370	48
Series 4628, Class PI, IO, 4.00%, 7/15/2045	277	26
Series 4599, Class SA, IF, IO, 5.91%, 7/15/2046(j)	253	53
Series 5147, Class ZN, 3.00%, 10/25/2046	5,612	5,661
Series 4681, Class SD, IF, IO, 6.06%, 5/15/2047(j)	538	120
Series 4694, Class SA, IF, IO, 6.01%, 6/15/2047(j)	889	157
Series 4689, Class SD, IF, IO, 6.06%, 6/15/2047(j)	808	175
Series 4717, Class SP, IF, IO, 6.01%, 8/15/2047(j)	24,301	5,598
Series 4707, Class SA, IF, IO, 6.06%, 8/15/2047(j)	811	200
Series 4714, Class SA, IF, IO, 6.06%, 8/15/2047(j)	633	132
Series 4746, Class SC, IF, IO, 6.06%, 1/15/2048(j)	9,579	2,161
Series 5158, Class ZP, 3.00%, 1/25/2049	7,296	7,355
Series 4910, Class PI, IO, 5.00%, 7/25/2049	2,716	437
Series 4919, Class SH, IF, IO, 5.91%, 9/25/2049(j)	14,376	2,158
Series 4906, Class QS, IF, IO, 5.96%, 9/25/2049(j)	17,330	3,257
Series 4925, Class SA, IF, IO, 5.96%, 10/25/2049(j)	26,590	4,858
Series 4932, Class SA, IF, IO, 5.91%, 11/25/2049(j)	22,710	3,942
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049(j)	40,578	7,302
Series 4954, Class SY, IF, IO, 5.96%, 2/25/2050(j)	25,530	4,684
Series 4983, Class SY, IF, IO, 6.01%, 5/25/2050(j)	17,985	3,569
Series 4983, Class SA, IF, IO, 6.01%, 6/25/2050(j)	15,308	2,952
Series 4995, Class SB, IF, IO, 6.01%, 7/25/2050(j)	16,046	3,451
Series 5011, Class MI, IO, 3.00%, 9/25/2050	45,437	6,609
Series 5023, Class HI, IO, 3.00%, 10/25/2050	12,586	1,876
Series 5052, Class EI, IO, 3.00%, 12/25/2050	36,325	5,698
Series 5072, Class BI, IO, 3.00%, 2/25/2051	44,137	6,977
Series 5143, Class PI, IO, 2.50%, 5/25/2051	3,526	296
Series 5143, Class Z, 2.50%, 5/25/2051	2,704	2,717
Series 5148, Class PI, IO, 2.50%, 10/25/2051	9,923	979
Series 5148, Class PZ, 2.50%, 10/25/2051	7,908	7,861
Series 5151, Class KZ, 2.50%, 10/25/2051	5,851	5,912
Series 5154, Class QI, IO, 2.50%, 10/25/2051	13,472	1,331
Series 5154, Class ZQ, 2.50%, 10/25/2051	11,593	11,384
Series 5149, Class ZB, 3.00%, 10/25/2051	2,298	2,313
Series 4839, Class WS, IF, IO, 6.01%, 8/15/2056(j)	31,622	7,006
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	235	13
Series 342, Class S7, IF, IO, 6.02%, 2/15/2045(j)	10,087	2,005

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FMC GMSR Issuer Trust
3.69%, 2/25/2024	29,500	28,911
Series 2020-GT1, Class A, 4.45%, 1/25/2026(a)(j)	7,000	7,016
Series 2021-GT1, Class A, 3.62%, 7/25/2026(a)(j)	25,000	24,775
Series 2021-GT2, Class B, 4.44%, 10/25/2026‡(a)(j)	19,140	19,113
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 5.09%, 7/25/2025‡(j)	1,722	1,770
Series 2016-C01, Class 1M2, 6.84%, 8/25/2028(j)	5,873	6,179
Series 2016-C02, Class 1M2, 6.09%, 9/25/2028(j)	1,345	1,399
Series 2016-C03, Class 1M2, 5.39%, 10/25/2028(j)	1,995	2,074
Series 2016-C05, Class 2M2, 4.54%, 1/25/2029(j)	1,678	1,740
Series 2016-C06, Class 1M2, 4.34%, 4/25/2029(j)	21,474	22,276
Series 2016-C07, Class 2M2, 4.44%, 5/25/2029(j)	5,904	6,141
Series 2017-C01, Class 1M2, 3.64%, 7/25/2029(j)	965	990
Series 2017-C01, Class 1B1, 5.84%, 7/25/2029(j)	16,485	18,077
Series 2017-C02, Class 2B1, 5.59%, 9/25/2029(j)	5,500	6,024
Series 2017-C03, Class 1B1, 4.94%, 10/25/2029(j)	3,000	3,259
Series 2017-C05, Class 1B1, 3.69%, 1/25/2030(j)	2,760	2,865
Series 2017-C06, Class 2B1, 4.54%, 2/25/2030(j)	8,015	8,456
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030(j)	4,755	4,824
Series 2017-C07, Class 1B1, 4.09%, 5/25/2030(j)	5,200	5,397
Series 2018-C01, Class 1B1, 3.64%, 7/25/2030(j)	2,870	2,961
Series 2018-C03, Class 1M2, 2.24%, 10/25/2030(j)	287	290
Series 2018-C04, Class 2B1, 4.59%, 12/25/2030(j)	4,250	4,463
Series 2018-C05, Class 1B1, 4.34%, 1/25/2031(j)	3,000	3,136
Series 2018-C06, Class 1M2, 2.09%, 3/25/2031(j)	1,325	1,333
Series 2018-C06, Class 2M2, 2.19%, 3/25/2031(j)	921	927
Series 2018-C06, Class 1B1, 3.84%, 3/25/2031(j)	15,310	15,665
Series 2018-C06, Class 2B1, 4.19%, 3/25/2031(j)	2,860	2,956
Series 2021-R02, Class 2B1, 1.00%, 11/25/2041(a)(j)	4,983	5,003
Series 2021-R02, Class 2B2, 1.00%, 11/25/2041(a)(j)	2,032	2,087
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	861	71
Series 2012-93, Class FS, IF, IO, 6.06%, 9/25/2032(j)	2,860	461
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,284	238
Series 2003-76, Class SB, IF, IO, 6.96%, 8/25/2033(j)	2,176	340
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	9,369	1,205
Series 2006-42, Class LI, IF, IO, 6.47%, 6/25/2036(j)	1,709	317
Series 2011-79, Class SD, IF, IO, 5.81%, 8/25/2041(j)	4,508	828
Series 2011-78, Class JS, IF, IO, 5.91%, 8/25/2041(j)	2,269	373
Series 2012-133, Class HS, IF, IO, 6.06%, 12/25/2042(j)	264	65
Series 2012-133, Class NS, IF, IO, 6.06%, 12/25/2042(j)	1,161	227
Series 2012-148, Class US, IF, 7.71%, 1/25/2043(j)	1,102	1,227
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	476	52
Series 2015-35, Class SA, IF, IO, 5.51%, 6/25/2045(j)	10,958	1,802
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	421	62
Series 2016-56, Class ST, IF, IO, 5.91%, 8/25/2046(j)	6,537	1,443
Series 2016-63, Class AS, IF, IO, 5.91%, 9/25/2046(j)	132	28
Series 2016-75, Class SC, IF, IO, 6.01%, 10/25/2046(j)	9,366	1,667
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	408	66
Series 2016-95, Class ES, IF, IO, 5.91%, 12/25/2046(j)	2,226	420
Series 2017-13, Class AS, IF, IO, 5.96%, 2/25/2047(j)	786	174
Series 2017-6, Class SB, IF, IO, 5.96%, 2/25/2047(j)	140	26
Series 2017-16, Class SM, IF, IO, 5.96%, 3/25/2047(j)	4,503	972
Series 2017-39, Class ST, IF, IO, 6.01%, 5/25/2047(j)	1,832	398
Series 2017-70, Class SA, IF, IO, 6.06%, 9/25/2047(j)	1,202	249
Series 2017-69, Class SH, IF, IO, 6.11%, 9/25/2047(j)	965	208
Series 2017-81, Class SM, IF, IO, 6.11%, 10/25/2047(j)	21,425	5,029
Series 2017-90, Class SP, IF, IO, 6.06%, 11/25/2047(j)	3,441	803
Series 2017-112, Class SC, IF, IO, 6.06%, 1/25/2048(j)	4,087	734
Series 2018-16, Class SN, IF, IO, 6.16%, 3/25/2048(j)	2,058	374

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-27, Class SE, IF, IO, 6.11%, 5/25/2048(j)	3,830	824
Series 2018-67, Class SN, IF, IO, 6.11%, 9/25/2048(j)	7,764	1,533
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	1,446	232
Series 2018-73, Class SC, IF, IO, 6.11%, 10/25/2048(j)	4,961	932
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	2,532	425
Series 2019-37, Class CS, IF, IO, 5.96%, 7/25/2049(j)	4,759	1,063
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(j)	9,150	1,595
Series 2019-62, Class SP, IF, IO, 5.96%, 11/25/2049(j)	21,008	4,459
Series 2020-54, Class AS, IF, IO, 6.06%, 8/25/2050(j)	36,728	7,496
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	66,238	10,050
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	110,425	17,485
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	15,057	2,529
Series 2021-56, Class GZ, 3.00%, 7/25/2051	4,585	4,611
Series 2017-57, Class SA, IF, IO, 6.01%, 8/25/2057(j)	999	229
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	166	10
Series 421, Class C3, IO, 4.00%, 7/25/2030	369	32
FTF 8.00%, 8/15/2024	6,500	5,265
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060‡(a)(j)	10,871	10,996
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(a)(j)	3,000	3,018
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	42	43
GNMA
Series 2013-182, Class MS, IF, IO, 6.05%, 12/20/2043(j)	10,805	2,006
Series 2015-110, Class MS, IF, IO, 5.62%, 8/20/2045(j)	6,627	1,018
Series 2016-49, Class SB, IF, IO, 5.96%, 4/20/2046(j)	4,457	834
Series 2016-83, Class SA, IF, IO, 6.01%, 6/20/2046(j)	2,953	577
Series 2016-108, Class SN, IF, IO, 5.99%, 8/20/2046(j)	15,258	3,394
Series 2016-108, Class SM, IF, IO, 6.01%, 8/20/2046(j)	3,564	731
Series 2016-111, Class SA, IF, IO, 6.01%, 8/20/2046(j)	5,636	1,253
Series 2016-120, Class NS, IF, IO, 6.01%, 9/20/2046(j)	3,989	805
Series 2016-120, Class SA, IF, IO, 6.01%, 9/20/2046(j)	18,228	3,442
Series 2016-146, Class NS, IF, IO, 6.01%, 10/20/2046(j)	4,998	1,122
Series 2016-147, Class AS, IF, IO, 6.01%, 10/20/2046(j)	6,641	976
Series 2017-36, Class SL, IF, IO, 6.11%, 3/16/2047(j)	8,086	1,509
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	972	31
Series 2017-68, Class DS, IF, IO, 6.06%, 5/20/2047(j)	14,256	2,687
Series 2017-68, Class SA, IF, IO, 6.06%, 5/20/2047(j)	3,342	645
Series 2017-80, Class AS, IF, IO, 6.11%, 5/20/2047(j)	3,383	668
Series 2017-85, Class SA, IF, IO, 6.06%, 6/20/2047(j)	4,402	642
Series 2017-107, Class KS, IF, IO, 6.11%, 7/20/2047(j)	6,191	1,100
Series 2017-120, Class ES, IF, IO, 6.11%, 8/20/2047(j)	6,208	1,321
Series 2017-134, Class SB, IF, IO, 6.11%, 9/20/2047(j)	4,408	715
Series 2017-134, Class SD, IF, IO, 6.11%, 9/20/2047(j)	8,031	1,464
Series 2017-155, Class KS, IF, IO, 6.11%, 10/20/2047(j)	5,223	917
Series 2017-161, Class DS, IF, IO, 6.16%, 10/20/2047(j)	4,055	770
Series 2017-163, Class HS, IF, IO, 6.11%, 11/20/2047(j)	9,705	1,720
Series 2017-180, Class SD, IF, IO, 6.11%, 12/20/2047(j)	5,575	977
Series 2018-7, Class DS, IF, IO, 5.61%, 1/20/2048(j)	3,464	615
Series 2018-6, Class CS, IF, IO, 6.11%, 1/20/2048(j)	4,628	994
Series 2018-36, Class SG, IF, IO, 6.11%, 3/20/2048(j)	3,844	803
Series 2018-46, Class AS, IF, IO, 6.11%, 3/20/2048(j)	14,555	2,918
Series 2018-63, Class BS, IF, IO, 6.11%, 4/20/2048(j)	8,986	1,815
Series 2018-63, Class SB, IF, IO, 6.11%, 4/20/2048(j)	4,242	806
Series 2018-65, Class DS, IF, IO, 6.11%, 5/20/2048(j)	5,169	1,027
Series 2018-125, Class SU, IF, IO, 6.11%, 9/20/2048(j)	15,467	2,610
Series 2018-147, Class SD, IF, IO, 6.06%, 10/20/2048(j)	3,095	582
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	120	25
Series 2019-1, Class SG, IF, IO, 5.96%, 1/20/2049(j)	11,954	2,155
Series 2019-49, Class SB, IF, IO, 5.45%, 4/20/2049(j)	6,541	894
Series 2019-42, Class SJ, IF, IO, 5.96%, 4/20/2049(j)	6,526	965

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-43, Class LS, IF, IO, 5.96%, 4/20/2049(j)	3,550	650
Series 2019-65, Class ST, IF, IO, 5.96%, 5/20/2049(j)	13,460	1,784
Series 2019-56, Class GS, IF, IO, 6.06%, 5/20/2049(j)	6,190	883
Series 2019-71, Class SA, IF, IO, 6.06%, 6/20/2049(j)	14,828	2,648
Series 2019-71, Class SK, IF, IO, 6.06%, 6/20/2049(j)	10,868	1,762
Series 2019-85, Class CS, IF, IO, 6.01%, 7/20/2049(j)	22,751	3,519
Series 2019-86, Class ST, IF, IO, 6.01%, 7/20/2049(j)	7,175	845
Series 2019-89, Class KS, IF, IO, 6.01%, 7/20/2049(j)	15,424	2,052
Series 2019-103, Class SC, IF, IO, 5.96%, 8/20/2049(j)	21,287	3,396
Series 2019-99, Class SJ, IF, IO, 5.96%, 8/20/2049(j)	10,303	1,586
Series 2019-97, Class GS, IF, IO, 6.01%, 8/20/2049(j)	25,346	4,266
Series 2019-115, Class SA, IF, IO, 5.96%, 9/20/2049(j)	10,492	1,697
Series 2019-115, Class US, IF, IO, 5.96%, 9/20/2049(j)	14,945	2,196
Series 2019-119, Class SA, IF, IO, 5.96%, 9/20/2049(j)	20,217	3,282
Series 2019-120, Class DS, IF, IO, 5.96%, 9/20/2049(j)	12,492	2,314
Series 2019-115, Class SW, IF, IO, 6.01%, 9/20/2049(j)	23,653	3,673
Series 2019-117, Class SA, IF, IO, 6.01%, 9/20/2049(j)	17,868	3,329
Series 2019-132, Class SK, IF, IO, 5.96%, 10/20/2049(j)	11,471	1,433
Series 2019-138, Class SW, IF, IO, 5.96%, 10/20/2049(j)	3,040	547
Series 2019-158, Class SG, IF, IO, 5.96%, 12/20/2049(j)	16,001	2,444
Series 2020-33, Class SB, IF, IO, 5.96%, 3/20/2050(j)	23,906	4,466
Series 2020-86, Class TS, IF, IO, 5.51%, 6/20/2050(j)	14,787	2,112
Series 2020-101, Class SA, IF, IO, 6.11%, 7/20/2050(j)	78,285	15,205
Series 2020-101, Class SJ, IF, IO, 6.11%, 7/20/2050(j)	53,276	9,900
Series 2020-140, Class SG, IF, IO, 6.26%, 9/20/2050(j)	74,939	14,845
Series 2021-42, Class SD, IF, IO, 6.21%, 11/20/2050(j)	47,054	11,670
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	203,457	23,646
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	100,059	11,464
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	25,272	3,492
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	21,514	2,986
Series 2021-116, Class EZ, 3.00%, 7/20/2051	3,900	3,959
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	68,780	8,560
Series 2021-117, Class ES, IF, IO, 6.21%, 7/20/2051(j)	28,767	5,552
Series 2021-136, Class YZ, 3.00%, 8/20/2051	7,440	7,541
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	79,732	10,933
Series 2021-162, Class NZ, 2.50%, 9/20/2051	5,003	4,954
Series 2021-162, Class Z, 2.50%, 9/20/2051	5,009	5,000
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	5,935	5,901
Series 2021-154, Class SD, IF, IO, 6.21%, 9/20/2051(j)	49,639	10,963
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	24,425	3,449
Series 2015-H13, Class GI, IO, 1.58%, 4/20/2065(j)	1,883	68
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	217	201
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(j)	169	70
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 2.86%, 9/25/2035(j)	139	142
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.27%, 1/25/2047(j)	7,743	7,738
Homeward Opportunities Fund I Trust Series 2019-3, Class B1, 4.02%, 11/25/2059‡(a)(j)	5,000	5,179
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025(a)(h)	7,620	7,823
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	7,000	7,000
Impac CMB Trust Series 2005-1, Class 1A2, 0.71%, 4/25/2035(j)	220	216
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.71%, 9/25/2037(j)	13,967	11,846
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036(h)	2,181	2,127
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	41	43
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	12,408	8,342

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LHOME Mortgage Trust
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(a)(h)	6,500	6,557
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	12,000	12,043
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(a)(h)	9,300	9,374
Series 2020-RTL1, Class A2, 3.72%, 10/25/2024(a)(h)	4,250	4,265
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033‡(j)	47	40
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	31	29
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.00%, 8/25/2033(j)	45	45
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066(a)(j)	14,000	13,993
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057(a)(j)	12,837	291
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058(a)(j)	30,144	1,166
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059(a)(j)	3,042	3,069
OBX Trust Series 2020-EXP1, Class 2A1, 0.84%, 2/25/2060(a)(j)	1,875	1,872
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	23,000	23,000
P-stlb 9.25%, 10/11/2026‡	7,700	7,700
PMT Credit Risk Transfer Trust
Series 2021-1R, Class A, 2.99%, 2/27/2024(a)(j)	15,221	15,433
Series 2019-1R, Class A, 2.09%, 3/27/2024(a)(j)	2,706	2,706
PRPM LLC
Series 2021-1, Class A2, 3.72%, 1/25/2026(a)(j)	5,000	4,969
Series 2021-6, Class A1, 1.79%, 7/25/2026(a)(h)	31,362	31,144
Series 2021-6, Class A2, 3.47%, 7/25/2026(a)(h)	2,749	2,719
Series 2021-7, Class A2, 3.67%, 8/25/2026(a)(h)	11,837	11,699
Series 2021-8, Class A2, 3.60%, 9/25/2026(a)(j)	5,500	5,433
Series 2021-10, Class A2, 4.83%, 10/25/2026(a)(h)	5,000	4,989
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	62	64
RCO VII Mortgage LLC Series 2021-1, Class A2, 3.97%, 5/26/2026(a)(h)	2,500	2,478
Repo Buyer Series 2019-PC, 8.32%, 5/14/2022‡	3,999	3,999
Repo Buyer RRI Trust 3.06%, 4/14/2055‡	7,696	7,621
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025(a)(h)	19,690	19,631
SART 5.64%, 2/15/2024‡	1,001	973
Series 2017-1, 4.75%, 7/15/2024	219	219
Series 2018-1, 4.76%, 6/15/2025	542	542
SART CRR
Series 4, Class B, 4.70%, 10/15/2024‡	2,004	1,945
5.01%, 4/15/2026‡	1,526	1,483
4.60%, 7/15/2026‡	1,888	1,832
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056(j)	21,968	11
Series 2021-2, Class BXS, 13.10%, 11/25/2060‡(a)(j)	4,998	4,780
STACR Trust
Series 2018-HRP1, Class M2, 1.74%, 4/25/2043‡(a)(j)	843	843
Series 2018-HRP1, Class B1, 3.84%, 4/25/2043‡(a)(j)	5,230	5,359
Series 2018-HRP2, Class M3, 2.49%, 2/25/2047‡(a)(j)	13,859	14,084
Series 2018-HRP2, Class B1, 4.29%, 2/25/2047(a)(j)	2,825	2,982
Series 2018-DNA3, Class B1, 3.99%, 9/25/2048‡(a)(j)	2,300	2,386
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026(a)(h)	7,500	7,432
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.69%, 10/25/2037(j)	2,143	2,199
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 0.94%, 5/25/2047(j)	14,459	12,728
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060(a)	30,000	30,181
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024(a)(h)	5,500	5,434
Verus Securitization Trust
Series 2019-4, Class M1, 3.21%, 11/25/2059‡(a)(j)	5,200	5,264
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(a)(j)	7,606	7,626
Series 2019-4, Class B1, 3.86%, 11/25/2059‡(a)(j)	2,200	2,219
Series 2020-1, Class A2, 2.64%, 1/25/2060(a)(h)	6,307	6,337

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-1, Class A3, 2.72%, 1/25/2060(a)(h)	4,483	4,498
Series 2020-1, Class M1, 3.02%, 1/25/2060‡(a)(j)	1,990	1,997
Series 2020-2, Class A1, 2.23%, 5/25/2060(a)(j)	290	291
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054‡(a)(j)	820	845
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	80	82
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.67%, 8/25/2033(j)	112	115
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	68	70
Series 2005-AR7, Class A3, 2.53%, 8/25/2035(j)	71	74
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 0.93%, 10/25/2046(j)	2,501	2,270
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027(a)	11,853	11,721
Series 2021-1, Class B, 3.26%, 2/18/2027‡(a)	7,655	7,368
Series 2021-2, Class B, 3.51%, 10/17/2027‡(a)	15,525	14,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,541,356)		1,496,109

FOREIGN GOVERNMENT SECURITIES — 4.1%
Arab Republic of Egypt (Egypt)
7.50%, 1/31/2027(f)	4,400	4,417
5.80%, 9/30/2027(a)	6,700	6,248
5.88%, 2/16/2031(a)	3,091	2,623
5.88%, 2/16/2031(f)	3,000	2,546
7.05%, 1/15/2032(f)	12,800	11,280
7.90%, 2/21/2048(f)	1,000	806
8.88%, 5/29/2050(f)	16,200	14,013
Dominican Republic Government Bond (Dominican Republic)
5.30%, 1/21/2041(a)	10,822	10,362
7.45%, 4/30/2044(f)	1,000	1,158
6.40%, 6/5/2049(f)	1,600	1,631
5.88%, 1/30/2060(a)	13,650	12,693
5.88%, 1/30/2060(f)	13,200	12,274
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(f)	9,900	6,435
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027(f)	7,400	7,206
6.13%, 9/28/2028(a)	5,347	4,995
7.14%, 2/23/2030(f)	21,500	20,372
7.38%, 9/28/2033(a)	4,405	4,009
7.70%, 2/23/2038(f)	5,700	5,073
7.63%, 11/28/2047(f)	4,800	4,116
8.25%, 9/28/2051(a)	4,263	3,858
Gabonese Republic (Gabon) 7.00%, 11/24/2031(a)	5,100	4,800
Hashemite Kingdom of Jordan (Jordan)
5.85%, 7/7/2030(f)	5,600	5,488
7.38%, 10/10/2047(f)	9,100	8,780
Islamic Republic of Pakistan (Pakistan)
8.25%, 4/15/2024(f)	1,600	1,694
8.25%, 9/30/2025(f)	3,100	3,332
6.00%, 4/8/2026(a)	19,530	19,239
7.38%, 4/8/2031(a)	8,513	8,237
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028(f)	1,900	2,035
6.75%, 9/20/2029(f)	1,700	1,801
5.45%, 9/16/2032(a)	9,389	8,873
Republic of Angola (Angola)
9.50%, 11/12/2025(f)	700	711
8.00%, 11/26/2029(f)	8,100	7,438
8.00%, 11/26/2029(a)	5,720	5,253
9.13%, 11/26/2049(f)	6,700	5,950
Republic of Armenia (Armenia)
3.60%, 2/2/2031(a)	6,100	5,584
3.60%, 2/2/2031(f)	1,200	1,099
Republic of Belarus (Belarus)
6.88%, 2/28/2023(f)	2,600	2,587
5.88%, 2/24/2026(f)	800	716
6.38%, 2/24/2031(f)	4,000	3,254
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025(f)	2,100	2,124
6.13%, 2/19/2031(f)	17,500	17,493
5.63%, 4/30/2043(f)	1,200	1,010
7.00%, 4/4/2044(f)	1,000	946
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(f)	16,537	17,744
5.75%, 12/31/2032(f)(h)	2,088	2,042
6.13%, 6/15/2033(f)	14,400	14,673
Republic of Ecuador (Ecuador) 5.00%, 7/31/2030(f)(h)	5,100	4,157
Republic of El Salvador (El Salvador)
6.38%, 1/18/2027(f)	500	323
8.63%, 2/28/2029(f)	7,700	5,271
7.63%, 2/1/2041(f)	4,400	2,675
7.12%, 1/20/2050(f)	13,900	8,221
Republic of Ghana (Ghana)
Zero Coupon, 4/7/2025(a)	4,100	2,739
8.13%, 1/18/2026(f)	2,800	2,492
6.38%, 2/11/2027(f)	10,700	8,787
8.63%, 4/7/2034(a)	3,966	3,123
7.88%, 2/11/2035(a)	7,220	5,451
8.88%, 5/7/2042(f)	1,100	853
8.95%, 3/26/2051(f)	2,000	1,535
8.75%, 3/11/2061(f)	8,000	6,039
8.75%, 3/11/2061(a)	3,300	2,491
Republic of Guatemala (Guatemala) 4.65%, 10/7/2041(a)	3,400	3,359

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Iraq (Iraq)
6.75%, 3/9/2023(f)	8,400	8,268
5.80%, 1/15/2028(f)	12,513	11,439
Republic of Kenya (Kenya) 6.88%, 6/24/2024(f)	1,700	1,788
7.00%, 5/22/2027(f)	1,200	1,242
7.25%, 2/28/2028(f)	10,900	11,418
8.00%, 5/22/2032(f)	15,300	16,141
8.00%, 5/22/2032(a)	1,780	1,878
6.30%, 1/23/2034(a)	6,093	5,743
6.30%, 1/23/2034(f)	700	660
8.25%, 2/28/2048(f)	6,600	6,476
Republic of Namibia (Namibia) 5.25%, 10/29/2025(f)	4,900	5,137
Republic of Paraguay (Paraguay) 6.10%, 8/11/2044(f)	9,675	11,363
5.40%, 3/30/2050(a)	3,970	4,362
Republic of Rwanda (Rwanda) 5.50%, 8/9/2031(a)	9,000	8,960
Republic of Senegal (Senegal) 6.25%, 5/23/2033(f)	8,400	8,484
6.75%, 3/13/2048(f)	18,800	18,095
Republic of South Africa (South Africa) 5.00%, 10/12/2046	3,600	3,105
5.75%, 9/30/2049	8,406	7,798
Republic of Turkey (Turkey) 4.25%, 4/14/2026	3,800	3,457
4.25%, 4/14/2026	2,600	2,366
4.88%, 4/16/2043	5,000	3,765
State of Mongolia (Mongolia) 4.45%, 7/7/2031(a)	7,800	7,352
Sultanate of Oman Government Bond (Oman) 4.88%, 2/1/2025(f)	4,100	4,223
5.38%, 3/8/2027(f)	6,500	6,679
6.25%, 1/25/2031(a)	6,559	6,861
6.25%, 1/25/2031(f)	900	942
7.38%, 10/28/2032(a)	7,291	8,138
6.50%, 3/8/2047(f)	600	566
6.75%, 1/17/2048(f)	5,400	5,198
Ukraine Government Bond (Ukraine) 8.99%, 2/1/2024(f)	4,800	4,932
7.75%, 9/1/2025(f)	5,600	5,600
7.75%, 9/1/2027(f)	3,000	2,993
9.75%, 11/1/2028(f)	6,700	7,226
6.88%, 5/21/2029(f)	2,100	1,960

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $607,228)		551,149

MORTGAGE-BACKED SECURITIES -2.1%
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	511	575
Pool # BN2462, 4.50%, 6/20/2048	108	114
Pool # BH2761, 4.50%, 9/20/2048	1,295	1,425
Pool # BJ4027, 4.50%, 9/20/2048	369	405
Pool # BJ4052, 4.50%, 9/20/2048	213	233
Pool # BH5219, 4.50%, 10/20/2048	360	395
Pool # BI9909, 4.50%, 10/20/2048	809	892
Pool # BJ0977, 4.50%, 10/20/2048	352	385
Pool # BJ4126, 4.50%, 10/20/2048	424	461
Pool # BJ4168, 4.50%, 10/20/2048	668	737
Pool # BJ4297, 4.50%, 10/20/2048	279	304
Pool # BJ4354, 4.50%, 10/20/2048	569	625
Pool # BJ4396, 4.50%, 10/20/2048	514	565
Pool # BJ9835, 4.50%, 1/20/2049	1,066	1,182
Pool # BJ9839, 4.38%, 4/20/2049	402	436
Pool # BL9253, 4.50%, 6/20/2049	299	321
Pool # BJ9846, 4.50%, 7/20/2049	1,304	1,448
Pool # BM5450, 4.50%, 7/20/2049	554	599
Pool # BJ9850, 4.50%, 8/20/2049	735	817
Pool # BJ9854, 4.50%, 9/20/2049	847	942
Pool # BJ9863, 4.50%, 11/20/2049	1,460	1,623
Pool # BQ8922, 4.50%, 12/20/2049	682	780
Pool # MA7650, 3.00%, 10/20/2051	120,447	125,391
GNMA II, Single Family, 30 Year
TBA, 2.50%, 12/15/2051(k)	132,800	136,442

TOTAL MORTGAGE-BACKED SECURITIES (Cost $277,437)		277,097

	Shares (000)
EXCHANGE-TRADED FUNDS — 1.9%
Fixed Income — 1.9%
iShares iBoxx High Yield Corporate Bond ETF	1,471	125,992
SPDR Blackstone Senior Loan ETF	2,395	108,637
SPDR Bloomberg High Yield Bond ETF	154	16,448

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Total Fixed Income		251,077

TOTAL EXCHANGE-TRADED FUNDS (Cost $253,198)		251,077

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.4%(l)
Aerospace & Defense — 0.0%(c)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 10/4/2024(e)	4	4

Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(e)	3,520	3,507
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028(e)	1,990	1,973

		5,480

Beverages — 0.0%(c)
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(e)	1,995	1,984

Chemicals — 0.0%(c)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.88%, 6/1/2024(e)	256	254
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(e)	2,439	2,416

		2,670

Construction & Engineering — 0.0%(c)
Thor, 1st Lien Term Loan C Series 2018, Class C Shares, (ICE LIBOR USD 1 Month + 4.25%), 4.50%, 5/15/2025‡(e)	607	609

Containers & Packaging — 0.0%(c)
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024(e)	1,484	1,454
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(e)	3,265	3,237

		4,691

Diversified Consumer Services — 0.0%(c)
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026(e)	88	88

Diversified Telecommunication Services — 0.0%(c)
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(e)	50	50

Electronic Equipment, Instruments & Components — 0.0%(c)
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/30/2028(e)	2,494	2,488

Food & Staples Retailing — 0.0%(c)
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038(e)	315	322
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 6.00%), 8.00%, 4/1/2024‡(e)	2,352	2,399
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024(e)	89	76

		2,797

Health Care Equipment & Supplies — 0.0%(c)
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028(e)(m)	3,098	3,086

Hotels, Restaurants & Leisure — 0.0%(c)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(e)	98	97

IT Services — 0.0%(c)
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(e)	1,791	1,750

Leisure Products — 0.0%(c)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(e) (i)	45	5
FGI Operating Co. LLC, 1st Lien Term Loan B 12/31/2100(i)	253	—

		5

Life Sciences Tools & Services — 0.0%(c)
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(e)	1,493	1,484
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028(e)(m)	3,200	3,185

		4,669

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Machinery — 0.0%(c)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(e)	1,964		1,961

Media — 0.0%(c)
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027(e)	3,000		2,993

Personal Products — 0.1%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(e)	5,970		5,943

Pharmaceuticals — 0.0%(c)
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 8/1/2027(e)	2,156		2,120

Software — 0.0%(c)
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(e)	1,485		1,485

Specialty Retail — 0.2%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(e)(n)	12		12
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(e)	2,985		2,966
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(e)	4,969		4,803

			7,781

Wireless Telecommunication Services — 0.0%(c)
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(e)	1,990		1,984

TOTAL LOAN ASSIGNMENTS (Cost $54,533)			54,735

	Shares (000)
COMMON STOCKS — 0.2%
Diversified Telecommunication Services — 0.0%(c)
Frontier Communications Parent, Inc.*	20		659

Food & Staples Retailing — 0.0%(c)
Moran Foods Backstop Equity*‡	45		182

Media — 0.0%(c)
Clear Channel Outdoor Holdings, Inc.*	6		17
iHeartMedia, Inc., Class A*	2		46

			63

Oil, Gas & Consumable Fuels — 0.2%
Battalion Oil Corp.*	1		8
Chesapeake Energy Corp.	5		307
EP Energy Corp.*	11		951
Gulfport Energy Corp.*	103		7,524
Oasis Petroleum, Inc.	90		10,733
Whiting Petroleum Corp.*	98		6,366

			25,889

Professional Services — 0.0%(c)
NMG, Inc.*	—	(o)	1

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	—	(o)	3

TOTAL COMMON STOCKS (Cost $16,521)			26,797

PREFERRED STOCKS — 0.1%
Electric Utilities — 0.1%
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(p)	240		5,957
Southern Co. (The)
Series 2020, 4.95%, 1/30/2080 ($25 par value)	193		5,120

			11,077

Insurance — 0.0%(c)
MetLife, Inc.
Series F, 4.75%, 3/15/2025 ($25 par value)(p)	97		2,482

Internet & Direct Marketing Retail — 0.0%(c)
MYT Holding LLC
Series A, 10.00%, 6/6/2029‡	14		15

TOTAL PREFERRED STOCKS (Cost $12,914)			13,574

	Principal Amount ($000)
MUNICIPAL BONDS — 0.0%(c)(q)
California — 0.0%(c)
Los Angeles Community College District, Election of 2008 Series E, GO, 6.75%, 8/1/2049	100		176
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		320
Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255		403
University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140		196

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100		121

Total California			1,216

Colorado — 0.0%(c)
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		192

Illinois — 0.0%(c)
Illinois Finance Authority, The University of Chicago Series A, Rev., 4.00%, 4/1/2023(r)	25		26

Indiana — 0.0%(c)
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		341

New Jersey — 0.0%(c)
New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		26

Texas — 0.0%(c)
North Texas Tollway Authority, First Tier Series B, Rev., 6.72%, 1/1/2049	131		225

TOTAL MUNICIPAL BONDS (Cost $1,733)			2,026

CONVERTIBLE BONDS — 0.0%(c)
Oil, Gas & Consumable Fuels — 0.0%(c)
Gulfport Energy Operating Corp.
15.00% (PIK), 12/30/2021‡(b)(d)(g)(Cost $258)	—	(o)	1,418

	No. of Warrants (000)
WARRANTS— 0.0%(c)
Diversified Telecommunication Services — 0.0%(c)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(o)	7

Media — 0.0%(c)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	—	(o)	6

Oil, Gas & Consumable Fuels — 0.0%(c)
Chesapeake Energy Corp.
expiring 2/9/2026, price 27.27 USD*	16		550
expiring 2/9/2026, price 31.71 USD*	18		535
expiring 2/9/2026, price 35.71 USD*	10		267

			1,352

TOTAL WARRANTS (Cost $– (o))			1,365

	Shares (000)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(s)(t)(Cost $34,116)	34,103		34,116

Total Investments — 100.2% (Cost $13,534,004)			13,431,205
Liabilities in Excess of Other Assets — (0.2)%			(29,064)

Net Assets — 100.0%			13,402,141

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(i)	Defaulted security.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Amount rounds to less than one thousand.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2021.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Security is prerefunded or escrowed to maturity.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,236	03/2022	USD	707,420	882
U.S. Treasury 5 Year Note	4,699	03/2022	USD	570,268	3,389
U.S. Treasury 10 Year Note	491	03/2022	USD	64,214	588
U.S. Treasury 10 Year Ultra Note	842	03/2022	USD	123,735	1,630
U.S. Treasury Long Bond	39	03/2022	USD	6,324	90
U.S. Treasury Ultra Bond	61	03/2022	USD	12,225	235

					6,814
Short Contracts
U.S. Treasury 2 Year Note	(4,900)	03/2022	USD	(1,071,186)	(1,503)
U.S. Treasury 5 Year Note	(5,276)	03/2022	USD	(640,292)	(4,004)
U.S. Treasury 10 Year Note	(8,841)	03/2022	USD	(1,156,237)	(11,761)
U.S. Treasury 10 Year Ultra Note	(5,177)	03/2022	USD	(760,777)	(11,758)
U.S. Treasury Long Bond	(2)	03/2022	USD	(324)	(6)
U.S. Treasury Ultra Bond	(3,159)	03/2022	USD	(633,084)	(17,090)

					(46,122)

					(39,308)

Abbreviations

USD	United States Dollar

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — sell protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	4.26	USD 5,000	(276)	(23)	(299)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	4.26	USD 10,000	(468)	(128)	(596)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	4.26	USD 20,000	(792)	(403)	(1,195)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	4.26	USD 15,000	(525)	(370)	(895)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	4.26	USD 12,500	(658)	(88)	(746)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	8/17/2061	4.23	USD 20,000	(925)	(383)	(1,308)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	8/17/2061	4.23	USD 12,500	(1,079)	261	(818)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.23	USD 7,500	(40)	(451)	(491)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.23	USD 5,000	(55)	(272)	(327)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.23	USD 5,000	(245)	(82)	(327)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.23	USD 5,000	(171)	(156)	(327)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 8,017	(94)	(430)	(524)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 12,500	(58)	(758)	(816)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 12,500	(137)	(681)	(818)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 12,500	(367)	(451)	(818)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 2,500	(122)	(42)	(164)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 5,000	(243)	(84)	(327)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.23	USD 5,500	(64)	(295)	(359)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.88	USD 8,000	(645)	(112)	(757)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.88	USD 2,500	(288)	52	(236)
CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	9/17/2058	5.88	USD 5,000	(574)	101	(473)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.88	USD 7,500	(865)	156	(709)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.88	USD 5,000	(499)	26	(473)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.88	USD 12,500	(1,385)	202	(1,183)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.88	USD 12,500	(1,888)	704	(1,184)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.88	USD 12,500	(1,341)	157	(1,184)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.88	USD 7,500	(861)	151	(710)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.88	USD 10,000	(958)	11	(947)

							(15,623)	(3,388)	(19,011)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — sell protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	3.13	USD 77,500	6,068	637	6,705
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	3.13	USD 12,750	1,081	22	1,103
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 135,000	12,256	(638)	11,618

						19,405	21	19,426

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of November 30, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(15,623)	(19,011)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,459,720	$763,418	$2,223,138
Collateralized Mortgage Obligations	—	1,158,394	337,715	1,496,109
Commercial Mortgage-Backed Securities	—	2,841,024	1,183,286	4,024,310
Common Stocks
Diversified Telecommunication Services	659	—	—	659
Food & Staples Retailing	—	—	182	182
Media	63	—	—	63
Oil, Gas & Consumable Fuels	24,938	951	—	25,889
Professional Services	—	1	—	1
Specialty Retail	—	—	3	3

Total Common Stocks	25,660	952	185	26,797

Convertible Bonds	—	—	1,418	1,418
Corporate Bonds
Aerospace & Defense	—	36,305	—	36,305
Airlines	—	22,594	—	22,594
Auto Components	—	113,415	—	113,415
Automobiles	—	1,241	—	1,241
Banks	—	318,068	—	318,068
Beverages	—	5,526	—	5,526
Biotechnology	—	6,332	—	6,332
Building Products	—	37,716	—	37,716
Capital Markets	—	109,281	—	109,281
Chemicals	—	144,392	—	144,392
Commercial Services & Supplies	—	121,887	—	121,887
Communications Equipment	—	41,067	—	41,067
Construction & Engineering	—	40,287	—	40,287
Construction Materials	—	11,712	—	11,712
Consumer Finance	—	152,494	—	152,494
Containers & Packaging	—	111,561	—	111,561
Distributors	—	7,870	—	7,870
Diversified Consumer Services	—	12,404	—	12,404
Diversified Telecommunication Services	—	340,307	—	340,307
Electric Utilities	—	95,482	—	95,482
Electrical Equipment	—	13,158	—	13,158
Electronic Equipment, Instruments & Components	—	24,089	—	24,089
Energy Equipment & Services	—	19,316	—	19,316
Entertainment	—	66,910	—	66,910
Equity Real Estate Investment Trusts (REITs)	—	75,292	—	75,292
Food & Staples Retailing	—	68,477	—	68,477
Food Products	—	55,581	—	55,581
Gas Utilities	—	8,558	—	8,558
Health Care Equipment & Supplies	—	48,795	—	48,795
Health Care Providers & Services	—	257,061	—	257,061
Health Care Technology	—	17,305	—	17,305
Hotels, Restaurants & Leisure	—	169,658	—	169,658
Household Durables	—	36,812	—	36,812
Household Products	—	50,702	—	50,702
Independent Power and Renewable Electricity Producers	—	19,181	—	19,181
Insurance	—	766	—	766
Internet & Direct Marketing Retail	—	9,107	—	9,107
IT Services	—	29,932	—	29,932
Leisure Products	—	18,226	—	18,226
Machinery	—	13,888	—	13,888
Marine	—	7,058	—	7,058
Media	—	383,215	—	383,215
Metals & Mining	—	93,780	—	93,780
Mortgage Real Estate Investment Trusts (REITs)	—	69,108	—	69,108
Multiline Retail	—	13,340	—	13,340
Multi-Utilities	—	11,313	—	11,313
Oil, Gas & Consumable Fuels	—	487,595	441	488,036
Paper & Forest Products	—	3,663	—	3,663
Personal Products	—	25,761	—	25,761
Pharmaceuticals	—	164,839	—	164,839
Professional Services	—	175	—	175
Real Estate Management & Development	—	4,921	—	4,921
Road & Rail	—	49,353	—	49,353
Semiconductors & Semiconductor Equipment	—	29,096	—	29,096
Software	—	66,144	—	66,144
Specialty Retail	—	87,629	—	87,629
Technology Hardware, Storage & Peripherals	—	13,138	—	13,138
Textiles, Apparel & Luxury Goods	—	3,917	—	3,917
Thrifts & Mortgage Finance	—	12,735	—	12,735
Tobacco	—	16,288	—	16,288
Trading Companies & Distributors	—	69,375	—	69,375
Wireless Telecommunication Services	—	128,655	—	128,655

Total Corporate Bonds	—	4,473,853	441	4,474,294

Exchange-Traded Funds	251,077	—	—	251,077
Foreign Government Securities	—	551,149	—	551,149
Loan Assignments
Aerospace & Defense	—	4	—	4
Auto Components	—	5,480	—	5,480
Beverages	—	1,984	—	1,984
Chemicals	—	2,670	—	2,670
Construction & Engineering	—	—	609	609
Containers & Packaging	—	4,691	—	4,691
Diversified Consumer Services	—	88	—	88
Diversified Telecommunication Services	—	50	—	50
Electronic Equipment, Instruments & Components	—	2,488	—	2,488
Food & Staples Retailing	—	398	2,399	2,797
Health Care Equipment & Supplies	—	3,086	—	3,086
Hotels, Restaurants & Leisure	—	97	—	97
IT Services	—	1,750	—	1,750
Leisure Products	—	— (a)	5	5
Life Sciences Tools & Services	—	4,669	—	4,669
Machinery	—	1,961	—	1,961
Media	—	2,993	—	2,993
Personal Products	—	5,943	—	5,943
Pharmaceuticals	—	2,120	—	2,120
Software	—	1,485	—	1,485
Specialty Retail	—	7,781	—	7,781
Wireless Telecommunication Services	—	1,984	—	1,984

Total Loan Assignments	—	51,722	3,013	54,735

Mortgage-Backed Securities	—	277,097	—	277,097
Municipal Bonds	—	2,026	—	2,026
Preferred Stocks
Electric Utilities	11,077	—	—	11,077
Insurance	2,482	—	—	2,482
Internet & Direct Marketing Retail	—	—	15	15

Total Preferred Stocks	13,559	—	15	13,574

Warrants
Diversified Telecommunication Services	—	—	7	7
Media	—	—	6	6
Oil, Gas & Consumable Fuels	1,352	—	—	1,352

Total Warrants	1,352	—	13	1,365

Short-Term Investments
Investment Companies	34,116	—	—	34,116

Total Investments in Securities	$325,764	$10,815,937	$2,289,504	$13,431,205

Appreciation in Other Financial Instruments
Futures Contracts	$6,814	$—	$—	$6,814
Swaps	—	2,480	—	2,480
Depreciation in Other Financial Instruments
Futures Contracts	(46,122)	—	—	(46,122)
Swaps	—	(5,847)	—	(5,847)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(39,308)	$(3,367)	$—	$(42,675)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$497,037	$64	(5,237.00)	$(244)	$448,116	$(215,871)	$40,127	$(574)	$763,418
Collateralized Mortgage Obligations	272,048	(99)	(1,191)	(90)	171,585	(102,320)	5,112	(7,330)	337,715
Commercial Mortgage-Backed Securities	782,211	261	12,547	1,613	337,271	(12,360)	68,525	(6,782)	1,183,286
Common Stocks	265	(57)	(23)	—	—	—	—	—	185
Convertible Bonds	—	(1,349)	1,160	—	1,609	(2)	—	—	1,418
Corporate Bonds	—	—	440	—	1	—	—	—	441
Loan Assignments	3,227	—	(149)	41	3,360	(3,466)	—	—	3,013
Preferred Stocks	21	— (a)	(4)	—	—	(2)	—	—	15
Warrants	7	—	6	—	—	—	—	—	13

Total	$1,554,816	$(1,180)	$7,549	$1,320	$961,942	$(334,021)	$113,764	$(14,686)	$2,289,504

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $8,215.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$618,989	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.59%)
			Constant Default Rate	0.00% - 4.14% (0.01%)
			Yield (Discount Rate of Cash Flows)	1.02% - 6.58% (3.46%)

Asset-Backed Securities	618,989

	152,849	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.52%)
			Constant Default Rate	0.00% - 1.42% (0.06%)
			Yield (Discount Rate of Cash Flows)	1.60% - 8.70% (3.21%)

Collateralized Mortgage Obligations	152,849

	1,134,738	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.56%)
			Constant Default Rate	0.00% - 5.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	1.92% - 16.80% (4.71%)

Commercial Mortgage-Backed Securities	1,134,738

	3,008	Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
Loan Assignments	3,008
	7	Market Comparable Companies	EBITDA Multiple (b)	5.3x (5.3x)
Warrants	7

Total	$1,909,591

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30 2021, the value of these investments was $379,913. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$404,898	$4,593,862	$4,964,643	$(1)	$	— (c)	$34,116	34,103	$63	$	— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.